(AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 11, 2001)
                                                    SECURITIES ACT FILE NO. 333-
                                            INVESTMENT COMPANY ACT FILE NO. 811-


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                ----------------

                                    FORM N-2
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]
                         PRE-EFFECTIVE AMENDMENT NO. __                      [ ]
                         POST-EFFECTIVE AMENDMENT NO. __                     [ ]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
                                Amendment No. __                             [ ]

                                ----------------
                         TH LEE, PUTNAM INVESTMENT TRUST


             (Exact Name of Registrant as Specified in its Charter)


                             ONE POST OFFICE SQUARE
                           BOSTON, MASSACHUSETTS 02109
                    (Address of Principal Executive Offices)

                                 (617) 292-1000
              (Registrant's Telephone Number, Including Area Code)


                            CHARLES A. RUYS DE PEREZ
                                 VICE PRESIDENT
                         TH LEE, PUTNAM INVESTMENT TRUST
                             ONE POST OFFICE SQUARE
                           BOSTON, MASSACHUSETTS 02109
                     (Name and Address of Agent for Service)

                                   Copies to:

         John E. Baumgardner, Jr., Esq.            William H. Woolverton, Esq.
               Sullivan & Cromwell                     Putnam Investments
                125 Broad Street                     One Post Office Square
            New York, New York 10004              Boston, Massachusetts  02109


                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT. If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [X]
It is proposed that this filing will become effective when declared effective pursuant to section 8(c). If appropriate, check the following box:
    [ ]  This amendment designates a new effective date for a previously filed registration statement.
    [ ]  This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is - ______.
                                ----------------
================================================================================

                                     CALCULATION OF REGISTRATION FEE UNDER THE
                                              SECURITIES ACT OF 1933

========================== ============= ============== ================= ==============
                                         Proposed       Proposed
Title of                                 Maximum        Maximum
Securities                 Amount        Offering       Aggregate         Amount of
Being                      Being         Price Per      Offering          Registration
Registered                 Registered    Unit           Price             Fee
Common Shares, par value   10,000,000    $25            $250,000,000      $62,500
$0.01 per share(1)
-------------------------- ------------- -------------- ----------------- --------------

--------
1 The offering price per share for purchases of $500,000 or more, but less than $1.0 million, will be [_____]. The offering price per share for purchases of $1.0 million or more, but less than $1.5 million, will be [_____]. The offering price per share for purchases of $1.5 million of more will be [_____].

                              CROSS REFERENCE SHEET
                           PARTS A AND B OF PROSPECTUS


ITEM NO.                     CAPTION                      LOCATION IN PROSPECTUS
--------                     -------                      ----------------------

1.   Outside Front Cover Page...................    Outside Front Cover Page
2.   Inside Front and Outside
     Back Cover Page............................    Inside Front and Outside Back Cover Page
3.   Fee Table and Synopsis.....................    Summary of Fund Expenses
4.   Financial Highlights.......................    Not Applicable
5.   Plan of Distribution.......................    Outside Front Cover Page; The Offering
6.   Selling Shareholders.......................    Not Applicable
7.   Use of Proceeds............................    Use of Proceeds
8.   General Description of the Registrant......    Outside Front Cover Page; Investment Objective and
                                                    Principal Strategies; Risk Factors; General Information
9.   Management.................................    Management of the Fund; Use of Proceeds
10.  Capital Stock, Long-Term Debt, and Other
     Securities.................................    Common Shares; Distribution Policy; Taxes
11.  Defaults and Arrears on Senior
     Securities.................................    Not Applicable
12.  Legal Proceedings..........................    Not Applicable
13.  Table of Contents of the Statement of
     Additional Information.....................    Table of Contents of Statement of Additional Information
14.  Cover Page of SAI..........................    Cover Page (SAI)
15.  Table of Contents of SAI...................    Table of Contents (SAI)
16.  General Information and History............    Not Applicable
17.  Investment Objective and Policies..........    Additional Investment Policies (SAI)
18.  Management.................................    Trustees and Officers (SAI); Investment Advisory and
                                                          Other Services (SAI)
19.  Control Persons and Principal Holders of
     Securities.................................    Not Applicable
20.  Investment Advisory and Other Services.....    Investment Advisory and Other Services (SAI)
21.  Brokerage Allocation and Other Practices...    Additional Investment Policies (SAI)
22.  Tax Status.................................    Not Applicable
23.  Financial Statements.......................    Financial Statements (SAI)


TEXT OF RED HERRING
-------------------

The Information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the SEC is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                    SUBJECT TO COMPLETION, DATED MAY 11, 2001
PROSPECTUS
                                10,000,000 SHARES
                 TH LEE, PUTNAM EMERGING OPPORTUNITIES PORTFOLIO
                                  COMMON SHARES
                                  $25 PER SHARE
                                   -----------

         Investment Objective. The Fund is a newly organized, non-diversified, closed-end management investment company. The Fund's investment objective is to seek long-term capital appreciation.

         Investment Strategy. The Fund will invest at least 80% of its assets in publicly traded growth stocks and privately issued venture capital investments. The Fund may invest up to 50% of its portfolio in private equity investments, which are expected to be primarily late-stage venture capital investments in companies that plan to conduct an initial public offering, or IPO, within one to three years. We refer to these types of companies as venture capital companies. Securities of venture capital companies are expected to constitute a significant portion of the Fund's total assets over time. There will normally be no public market for the shares of a venture capital company at the time of the Fund's investment, and there can be no assurance that a planned IPO will ever be completed. The Fund may also invest up to 5% of its total assets in private equity funds, such as venture capital funds, that are managed by other investment professionals who may or may not be affiliated with the Fund's manager or investment adviser.

         Investment Manager. The Fund's investment manager is TH Lee, Putnam Capital Management, L.L.C., referred to as the Manager.

         Lack of Trading Market. The Fund's shares will not be listed on any securities exchange, and no secondary market is expected to develop for the Fund's shares. In addition, even if any such market were to develop, the shares of closed-end funds frequently trade at a discount from net asset value, which creates a risk of loss for investors in the Fund.

         Restrictions on Transfer. The Fund's shares will be subject to transfer restrictions that permit transfers only to persons who are Qualified Investors (as defined in this prospectus) and who hold their shares through brokers and dealers that have entered into shareholder servicing agreements with the Fund. Investors may not be able to sell their shares. If a shareholder attempts to transfer shares to someone who is not a Qualified Investor or to an account with a broker or dealer that has not entered into an agreement with the Fund, the transfer will not be permitted. See "Investor Qualifications and Transfer Restrictions."

         Repurchase Offers. In order to provide a limited degree of liquidity to shareholders, the Fund will make quarterly offers to repurchase 5% of its outstanding shares at their net asset value. Tendering shareholders may not have all of their tendered shares repurchased by the Fund. The Fund intends to commence its first quarterly repurchase offer in January 2002. See "Repurchase Offers."

         Additional Sales of Shares. The Fund may, at any time in the future, conduct additional sales of its shares to Qualified Investors.

         Investment Management and Incentive Fees. The Fund will pay the Manager an investment management fee at an annual rate of 1.2% of the Fund's average daily net assets. The Fund will also pay the Manager an annual incentive fee generally equal to 20% of the Fund's net gains on securities of companies that were purchased by the Fund as private equity investments and which have subsequently become publicly traded. As indicated above, the Fund may invest up to 50% of its portfolio in private equity investments. The incentive fee relating to any investment will become payable only after the securities are sold or the issuing company completes an IPO and any related "lock-up" period on the Fund's securities has expired. No incentive fee will be payable in respect of the Fund's investment in securities of a class that was publicly traded at the time of the Fund's investment unless the Fund's holdings were subject to a contractual limitation on transfer or lock-up for at least 90 days. The incentive fee structure presents risks that are not present in funds without an incentive fee. The overall fees payable by the Fund and its shareholders will be much higher than those paid by most other public funds. See "Management of the Fund - Incentive fee."

         The Offering. The Fund is offering shares in an initial offering period that will close on [ ], 2001. In the event that all of the shares offered in the initial offering period are not purchased, the Fund intends to offer its shares, at net asset value plus any applicable sales charge, for approximately one year following the initial closing. The Fund may also offer its shares from time to time thereafter, also at net asset value plus any applicable sales charge. Any additional offering of the Fund's shares will be subject to a determination by the Fund's trustees that further investment would be in the Fund's best interest. These investments will generally be accepted at the time the Fund makes its quarterly repurchase offers, the first of which will occur in January 2002. The Fund reserves the right to reject any application for an investment in the Fund.

         Putnam Retail Management, L.P. is the distributor of the Fund's shares. Shares are available to investors through selected broker-dealers.

         Investor Qualifications. Shares are offered only to investors who have a net worth of more than $1,500,000, including any amount invested in the Fund, or who otherwise meet the standard for a Qualified Investor. The minimum investment is $25,000. Investors must hold their shares through brokers and dealers that have entered into shareholder servicing agreements with the Fund. See "Investor Qualifications and Transfer Restrictions."

                                   -----------

         INVESTING IN THE FUND'S SHARES INVOLVES A HIGH DEGREE OF RISK. SEE "RISK FACTORS" BEGINNING ON PAGE 2.

         Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
                                   -----------


                                                       Per Share        Total
                                                       ---------        -----
Offering price(1)...............................        $25.00        $
Sales load(1)...................................        $             $
Proceeds to the Fund............................        $             $
--------------
1 The offering price per share for purchases of less than $500,000 includes a sales load of 4.5%. The offering price per share for purchases of $500,000 or
   more, but less than $1.0 million, will be $    , which includes a sales load
   per share of $    , or 3.5%. The offering price per share for purchases of
   $1.0 million or more, but less than $1.5 million, will be $    , which
   includes a sales load per share of $    , or 2.5%. The offering price per
   share for purchases of $1.5 million or more will be $    , which includes a
   sales load per share of $    , or 1.5%.

         The Fund will pay a shareholder servicing fee to each broker or dealer that is not affiliated with the Fund or the Manager and that has entered into a shareholder servicing agreement with the Fund at the initial annual rate of 0.25% of the net asset value of the outstanding shares owned by customers of such brokers or dealers. The Fund will pay organizational and offering expenses estimated at $[ ] from the proceeds of the offering. Putnam Retail Management, L.P. will pay from its own resources additional compensation to UBS PaineWebber Inc. in connection with the sale and distribution of the shares of up to 1% of the public offering price of the shares sold by UBS PaineWebber Inc.

                                   -----------

         This prospectus concisely provides the information that a prospective investor should know about the Fund before investing. You are advised to read this prospectus carefully and to retain it for future reference. Additional information about the Fund, including a statement of additional information, or SAI, dated as of the date of this prospectus, has been filed with the Securities and Exchange Commission. The SAI is available upon request and without charge by writing the Fund at One Post Office Square, Boston, Massachusetts 02109 or by calling [ ]. The SAI is incorporated by reference into this prospectus in its entirety. The SAI and other information about the Fund are also available on the SEC's website (http://www.sec.gov). The address of the SEC's Internet site is provided solely for the information of prospective investors and is not intended to be an active link.

         You should rely only on the information contained in this prospectus. The Fund has not authorized anyone to provide you with different information. You should not assume that the information provided by this prospectus is accurate as of any date other than the date on the front of this prospectus.

         SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                                   -----------

                        Prospectus dated            , 2001.

                                TABLE OF CONTENTS



                                                                            PAGE
                                                                            ----

Prospectus Summary.............................................................v

Summary of Fund Expenses.......................................................1

Risk Factors...................................................................2

Use of Proceeds................................................................8

Investment Objective and Principal Strategies..................................9

Management of the Fund........................................................13

Repurchase Offers.............................................................16

Calculation of Net Asset Value................................................18

Common Shares.................................................................19

Distribution Policy...........................................................20

Taxes.........................................................................21

The Offering..................................................................22

Investor Qualifications and Transfer Restrictions.............................24

General Information...........................................................24

Table of Contents of Statement of Additional Information......................25

Appendix A:  Form of Investor Certification

                               PROSPECTUS SUMMARY

          This section is only a summary. This summary may not contain all of the information that you should consider before investing in the Fund. You should review the more detailed information contained in this prospectus and in the SAI.

THE FUND . . . . . . . . . . . . . TH Lee, Putnam Emerging Opportunities
                                     Portfolio, or the Fund, is a newly
                                     organized, non-diversified, closed-end
                                     management investment company registered under the Investment Company Act of 1940, as amended, which we refer to in this prospectus as the 1940 Act. The Fund's investment manager is TH Lee, Putnam Capital Management, L.L.C., or the Manager. See "Management of the Fund."

INVESTMENT OBJECTIVE AND
  PRINCIPAL STRATEGIES . . . . . . The Fund's investment objective is to seek long-term capital appreciation. The
                                     Fund proposes to achieve its objective by investing at least 80% of its total assets in publicly traded growth stocks and privately issued venture capital investments.

                                   The Fund may invest up to 50% of its
                                     portfolio in private equity investments. We refer to these types of companies as venture capital companies. Securities of venture capital companies are expected to constitute a significant portion of the Fund's total assets over time. There will be no public market for the shares of a venture capital company at the time of the Fund's investment, and there can be no assurance that a planned IPO will ever be completed. The Fund expects that its venture capital investments will be primarily in companies that it determines to be in the "late-stage" of development, although from time to time the Fund may invest in companies that are in the early ("seed") or expansion stage of development. Late stage venture capital investments are those considered by the Manager to be planning an IPO in the next one to three years. It is possible, however, that the Fund will invest only a small portion of its assets, or none at all, in venture capital companies, depending upon the availability of investment opportunities that are deemed attractive by Putnam. The Fund will not make new venture capital investments at any time when its existing venture capital investments exceed 50% of its total assets, except that the Fund may, at such times, make additional investments in venture capital companies already represented in its portfolio. After a company has completed an IPO and any related lock-up period on the Fund's holdings has expired, the Fund will no longer consider that company a venture capital investment for purposes of determining the percentage of its assets that are invested in venture capital companies.

                                   As part of its investment in venture capital
                                     companies, the Fund may invest up to 5% of its total assets in securities of private investment funds that may invest primarily in venture capital companies. With respect to the portion of the Fund's assets invested in these private funds, shareholders of the Fund will pay management and incentive fees both to the Manager and, indirectly, to the manager of the private fund. The managers of these private funds may or may not be affiliates of the Manager. See "Investment Objective and Principal Strategies - Venture capital investments" and "Risk Factors - Investments in venture capital funds."

                                   THE FUND IS A SPECULATIVE INVESTMENT AND
                                     ENTAILS SIGNIFICANT RISKS. NO
                                     REPRESENTATION OR WARRANTY IS GIVEN THAT
                                     THE FUND WILL ACHIEVE ITS INVESTMENT
                                     OBJECTIVES. SEE "RISK FACTORS."

INVESTMENT RATIONALE   . . . . . . The Manager believes that investing in late-
                                     stage venture capital transactions is a
                                     natural extension of investing in growth stocks and IPOs. The Manager believes that the type of analysis applicable to IPOs is comparable to the analysis of late-stage venture investments, and therefore expects to rely on its experience in investing in connection with the Fund's investments in venture capital transactions.

THE MANAGER  . . . . . . . . . . . TH Lee, Putnam Capital Management, L.L.C.,
                                     which provides day-to-day portfolio
                                     management of the Fund through the Putnam
                                     Specialty Growth team and has
                                     responsibility for all of the Fund's
                                     administrative matters. The Manager is a newly organized registered investment adviser structured as a limited liability company. A majority of the interest and control of the Manager is held by subsidiaries of Putnam Investments, L.L.C. ("Putnam"). A minority interest is held by TH Lee, Putnam Capital, L.L.C., which is 75% owned by principals of the Thomas H. Lee Partners, L.P. and 25% owned by affiliates of Putnam.

INVESTMENT MANAGEMENT FEE AND
 INCENTIVE FEE . . . . . . . . . . The Fund will pay to the Manager (i) an investment management fee at an annual rate of 1.20% of the Fund's average daily net assets and (ii) an annual incentive fee generally equal to 20% of the Fund's net gains on securities of companies that were purchased by the Fund as private equity investments and which have subsequently become publicly traded. The incentive fee will be calculated based on the aggregate incentive fee base, as explained under "Management of the Fund -- Incentive fee." The incentive fee relating to any private equity investment will become payable only after the securities are sold or the issuing company completes an IPO and any related "lock-up" period has expired. No incentive fee will be payable in respect of the Fund's investment in securities of a class that was publicly traded at the time of the Fund's investment unless the Fund's holdings were subject to a contractual limitation on transfer or lock-up for at least 90 days. The incentive fee structure presents certain risks that are not present in funds without an incentive fee. As the incentive fee is based on the performance of the Fund's private equity investments only, and not the Fund as a whole, if securities acquired by the Fund as private equity investments perform well while its securities acquired in the public market decline in value, the Fund will accrue and may pay an incentive fee even though the overall performance of the Fund may be negative. The investment management fee and the incentive fee are materially higher than the advisory fees paid by most U.S. investment companies. See "Risk Factors - Incentive fee" and "Management of the Fund
                                     - Investment management fee" and
                                     " - Incentive fee."

STRUCTURING FEE. . . . . . . . . . The Manager has agreed to pay to UBS
                                     PaineWebber Inc. as a structuring fee for services in connection with the establishment of the terms and structure of the Fund a portion of the incentive fee, if any, that it receives from the Fund. See "The Offering."

ADMINISTRATIVE SERVICES FEE. . . . The Fund will pay Putnam Fiduciary Trust
                                     Company, an affiliate of the Manager, an administrative services fee of 0.25% of the Fund's average daily net assets, for administrative services provided to the Fund.

CUSTODIAN AND TRANSFER AGENT . . . Putnam Fiduciary Trust Company.

TAXATION . . . . . . . . . . . . . Information on the tax treatment of the Fund and its shareholders is set out under the heading "Taxation."

RISK FACTORS . . . . . . . . . . . An investment in the Fund involves a high degree of risk. This includes the risks of:

                                     o  investing in a fund whose manager has
                                        limited experience in venture capital
                                        investing;
                                     o  investing in venture capital companies
                                        and venture capital funds;
                                     o  investing in securities that are
                                        illiquid and volatile;
                                     o  investing in illiquid shares of an
                                        unlisted closed-end fund;
                                     o  investing in shares that are subject to
                                        substantial transfer restrictions;
                                     o  investing in a fund that may employ
                                        leverage;
                                     o  investing in emerging industries;
                                     o  concentration in a small number of
                                        industry sectors and maintaining a
                                        "non-diversified" portfolio;
                                     o  investing in small companies;
                                     o  investing in securities of non-U.S.
                                        issuers; and
                                     o  investing in a fund that will pay an
                                        incentive fee

                                   Accordingly, the Fund should be considered
                                     a speculative investment, and you should invest in the Fund only if you can tolerate a complete loss of your investment.

                                   See "Risk Factors."

BORROWING  . . . . . . . . . . . . The Fund is authorized to borrow money to fund the purchase of portfolio securities
                                     (including additional investments in
                                     venture capital companies in its
                                     portfolio), to meet repurchase requests and for cash management purposes. The use of borrowings for financial leverage creates an increased risk of loss to the Fund's shareholders. The Fund generally intends to borrow money only in limited circumstances when attractive investment opportunities are available that would further the Fund's investment objective and sufficient cash or other liquid resources are not otherwise available, or where Putnam believes it would not be prudent to sell existing portfolio holdings. If the Fund borrows to finance repurchases of its shares, interest on that borrowing will negatively affect shareholders who do not tender their shares into a repurchase offer by increasing the Fund's expenses and reducing any net investment income.

                                   The Fund will not borrow money until the
                                     proceeds of the offering are substantially invested in furtherance of the Fund's investment objective. The Fund is not permitted to borrow at any time that borrowings exceed 20% of its total assets, or if such a borrowing would cause the Fund's aggregate borrowings to exceed 20% of its total assets, and it is not permitted to borrow for any purpose if, immediately after such borrowing, it would have an asset coverage (as defined in the 1940 Act) of less than 300%. At any time when borrowings exceed 10% of the Fund's total assets, or when additional borrowing would cause the Fund's aggregate borrowings to exceed 10% of its total assets, the Fund may borrow only to purchase its shares in a periodic tender offer. The Fund will seek to repay borrowings used to meet repurchase requests and for cash management purposes within one year of their incurrence. See "Risk Factors - Borrowing; leverage" and "Investment Objective and Principal Strategies - Borrowing; use of leverage."

DERIVATIVES  . . . . . . . . . . . The Fund may use derivative instruments for hedging and non-hedging purposes. The use of derivatives involves special risks and may result in losses. See "Risk Factors - Use of derivatives" and "Investment Objective and Principal Strategies - Derivatives."

SHORT-SELLING  . . . . . . . . . . The Fund may engage in short sales to hedge its holdings of restricted securities of companies that have conducted IPOs. It may also engage in short sales of securities that are not held by the Fund, but which Putnam determines are likely to have trading or other characteristics similar to those of securities held by the Fund that the Fund may not hedge directly. See "Risk Factors - Short sales."

INVESTOR QUALIFICATIONS  . . . . . Shares are offered only to investors who have a net worth of more than $1,500,000 or who otherwise meet the requirements for a "qualified client" as defined in Rule 205-3 under the Investment Advisers Act of 1940, as amended ("Qualified Investors"). You may hold your shares only through a broker or dealer that has entered into a shareholder servicing agreement with the Fund. Before you may invest in the Fund, your financial advisor or sales representative will require a certification from you that you are a Qualified Investor and that you will not transfer your shares except to a person who is a Qualified Investor and who will hold the shares through a broker or dealer that has entered into a shareholder servicing agreement with the Fund. The form of investor certification that you may be asked to sign is attached to this prospectus as Appendix A. If you attempt to transfer your shares to someone who is not a Qualified Investor or to an account with a broker or dealer that has not entered into such an agreement with the Fund, the transfer will not be permitted and will be void. See "Investor Qualifications and Transfer Restrictions."

INVESTOR SUITABILITY . . . . . . . An investment in the Fund involves a considerable amount of risk. Because it is possible that you may lose some or all of your investment, you should not invest in the Fund unless you can afford a total loss of your investment. Prior to making your investment decision, you should (i) consider the suitability of this investment with respect to your investment objectives and personal situation, (ii) consider factors such as your personal net worth, income, age, risk tolerance and liquidity needs and (iii) consult your broker and financial advisor to determine whether your risk profile is suitable for this investment.

THE OFFERING . . . . . . . . . . . The Fund is offering 10,000,000 shares of common stock at $25 per share (subject to reduction as set forth below). You must purchase at least 1,000 shares ($25,000). The per share purchase price and sales charge will be reduced for purchases of $500,000 or more. See "The Offering." Putnam Retail Management, L.P. will pay from its own resources additional compensation to UBS PaineWebber Inc. in connection with the sale and distribution of the shares of up to 1% of the public offering price of the shares sold by UBS PaineWebber Inc. The Fund will pay each broker or dealer of record that enters into a shareholder servicing agreement with the Fund a shareholder servicing fee at the annual rate of 0.25% of the net asset value of the outstanding shares beneficially owned by customers of such broker or dealer, subject to reduction or elimination over time to the extent required by applicable regulations or the requirements of the National Association of Securities Dealers, Inc., or NASD.

DISTRIBUTION POLICY  . . . . . . . The Fund will pay dividends on the shares annually in amounts representing
                                     substantially all of the net investment
                                     income, if any, earned each year. It is
                                     likely that many of the companies in which the Fund invests will not pay any dividends, and this, together with the Fund's relatively high expenses, means that the Fund is unlikely to have net investment income to pay dividends.

                                   The Fund will pay substantially all of any
                                     taxable net capital gain realized on
                                     investments to shareholders at least
                                     annually.

                                   Under the Fund's automatic reinvestment
                                     plan, dividends and/or capital gain
                                     distributions paid by the Fund will be
                                     reinvested in additional shares of the Fund unless a shareholder "opts out," or elects not to participate. Shares will be issued under the plan at their net asset value on the ex-dividend date. There is no sales charge or other charge for reinvestment. The Fund reserves the right to suspend or limit the automatic reinvestment plan at any time.

UNLISTED CLOSED-END STRUCTURE;
  LIMITED LIQUIDITY AND
  TRANSFER RESTRICTIONS  . . . . . The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that shareholders of a closed-end fund do not have the right to redeem their shares on a daily basis. In order to meet daily redemption requests, mutual funds are subject to more stringent regulatory limitations than closed-end funds. In particular, a mutual fund generally may not invest more than 15% of its assets in illiquid securities. The Fund believes that unique investment opportunities exist in the market for venture capital companies and in private funds that invest in venture capital companies. These venture capital investments are often illiquid, however, and an open-end fund's ability to make illiquid investments is limited. For this reason, the Fund is organized as a closed-end fund.

                                   The Fund will not list its shares on any
                                     securities exchange, and there is no
                                     assurance that any secondary market will develop for the Fund's shares. Shares may be held only through a broker or dealer that has entered into a shareholder servicing agreement with the Fund. YOU WILL NOT BE ABLE TO REDEEM YOUR SHARES ON A DAILY BASIS BECAUSE THE FUND IS A CLOSED-END FUND. IN ADDITION, THE FUND'S SHARES ARE SUBJECT TO TRANSFER RESTRICTIONS THAT PERMIT TRANSFERS ONLY TO PERSONS WHO ARE QUALIFIED INVESTORS AND WHO HOLD THEIR SHARES THROUGH BROKERS OR DEALERS THAT HAVE ENTERED INTO SHAREHOLDER SERVICING AGREEMENTS WITH THE FUND. Brokers, dealers or the Fund may require substantial documentation in connection with a requested transfer of shares, and you should not expect that you will be able to transfer shares at all. Attempted transfers may require a substantial amount of time to effect. Shares of the Fund may not be exchanged for shares of any other fund. As described below, however, in order to provide a limited degree of liquidity, the Fund intends to conduct quarterly repurchase offers for a portion of its outstanding shares. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the shares and should be viewed as a long-term investment.

QUARTERLY REPURCHASE OFFERS. . . . In order to provide a limited degree of liquidity to shareholders, the Fund will conduct quarterly repurchase offers. The Fund intends to commence the first repurchase offer in January 2002 and to complete it in February 2002. In each repurchase offer, the Fund intends to offer to repurchase 5% of its outstanding shares on the date repurchase offers are due at their net asset value. The Fund may offer to repurchase more than 5% (but not more than 25%) of its shares in any quarter with the approval of the board of trustees. If the number of shares tendered for repurchase exceeds the number the Fund intends to repurchase, the Fund will repurchase shares on a pro-rata basis, and tendering shareholders will not have all of their tendered shares repurchased by the Fund. See "Repurchase Offers."

                                   To the extent the Fund finances the payment
                                     of repurchase proceeds by selling Fund
                                     investments that are liquid, the Fund will hold a larger proportion of its total assets in illiquid securities. Also, the sale of portfolio securities to finance the repurchase of shares could reduce the market price of those securities, which would in turn reduce the Fund's net asset value. See "Risk Factors - Repurchase offers."

ADDITIONAL SALES OF SHARES . . . . The Fund may, at any time in the future, conduct additional sales of its shares to investors who are Qualified Investors.

                            SUMMARY OF FUND EXPENSES

          The following table illustrates the expenses and fees that the Fund expects to incur and that shareholders can expect to bear.

SHAREHOLDER TRANSACTION EXPENSES

  Maximum sales load (as a percentage of offering price).................. 4.50%

  Automatic reinvestment plan fees........................................ none

  Maximum Redemption Fee ................................................. none

ANNUAL EXPENSES (except for incentive fee and any interest expense, as a percentage of net assets attributable to common stock)

  Investment management fee............................................... 1.20%

  Incentive fee accrual............ 20% of net realized and unrealized gains on private equity investments (1)

  Administrative Services Fee............................................. 0.25%

  Shareholder servicing fees.............................................. 0.25%

  Other expenses..........................................................     %
                                                                           -----
  Total annual expenses (other than incentive fee and interest expense)...     %
                                                                           =====

(1) The incentive fee accrual will be reduced for prior realized and unrealized losses on private equity investments that have not previously been offset against realized or unrealized gains on private equity investments. See "Management of the Fund - Incentive fee."


EXAMPLE                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------                                            ------    -------    -------    --------
You would pay the following expenses on a $1,000     $        $          $          $
investment, assuming a 5% annual return:

         The purpose of the table above is to assist you in understanding the various costs and expenses you would bear directly or indirectly as a shareholder of the Fund. The annual "Other expenses" shown above are estimated, based on net assets of the Fund of $[ ] million, and include expenses of approximately $[ ] incurred in connection with the initial organization of the Fund. The Fund will also pay organizational and offering expenses estimated to be $[ ] which will be charged to the Fund's capital at commencement of operations and are not included in "Total annual expenses" above. For a more complete description of the various costs and expenses of the Fund, see "Management of the Fund."

         The example above does not present actual expenses and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% return shown in the example. The Fund's organizational and offering expenses are not reflected in the example.

         THE EXAMPLE INCLUDES AN ACCRUAL FOR THE INCENTIVE FEE. THE INCENTIVE FEE ACCRUAL IS CALCULATED AS A PERCENTAGE OF THE INCREASE IN THE VALUE OF THE FUND'S PRIVATE EQUITY INVESTMENTS, AND NOT AS A PERCENTAGE OF ITS AVERAGE DAILY NET ASSETS. AS A RESULT, THE DOLLAR AMOUNTS IN THE EXAMPLE COULD BE SIGNIFICANTLY HIGHER IF THE FUND'S ACTUAL RATE OF RETURN EXCEEDS 5%.

                                  RISK FACTORS

         Stock prices fluctuate. Apart from the specific risks identified below, the Fund's investments may be negatively affected by the broad investment environment in the U.S. and international securities markets. That investment environment is influenced by, among other things, interest rates, inflation, politics, fiscal policy, current events, competition, productivity and technological and regulatory change. Therefore, as with any fund that invests in stocks, the Fund's net asset value will fluctuate. You may experience a significant decline in the value of your investment and could lose your entire investment. The Fund should be considered a speculative investment, and you should invest in the Fund only if you can tolerate a complete loss of your investment.

NEWLY ORGANIZED FUND; LIMITED VENTURE CAPITAL EXPERIENCE

         The Fund is a newly organized investment company with no previous operating history. Although Putnam has considerable experience managing funds that invest in growth stocks and in investments in IPO transactions, the Putnam Specialty Growth team began making venture capital investments only in early 2000. This limited experience could adversely affect the ability of the Manager both to select appropriate venture capital transactions for the Fund and to manage the investments, and impair the ability of the Fund to meet its investment objective.

UNLISTED CLOSED-END FUND; LIMITED LIQUIDITY

         The Fund is a closed-end investment company designed primarily for long-term investors and is not intended to be a trading vehicle. The Fund does not intend to list its shares for trading on any national securities exchange. There is no secondary trading market for the Fund's shares, and there is no assurance that a secondary market will develop. The Fund's shares are therefore not readily marketable. Because the Fund is a closed-end investment company, shares of the Fund may not be redeemed on a daily basis, and they may not be exchanged for shares of any other fund. To the extent the Fund's shares are traded, they may tend to trade at a discount from net asset value, which frequently occurs for the shares of closed-end investment funds. Although the Fund, as a fundamental policy, will make quarterly repurchase offers for 5% (or more, at the discretion of the board of trustees) of its outstanding shares of common stock at net asset value, the Fund's shares are significantly less liquid than shares of funds that trade on a stock exchange. Also, the Fund is not required, and does not intend, to hold annual meetings of shareholders.

         You may not be able to sell all the shares that you wish to sell in a repurchase offer. In extreme cases, the Fund may not be able to complete repurchases due to its holding of illiquid investments. In that event, you may be able to sell your shares only if you are able to find a Qualified Investor willing to purchase your shares. Any such sale may have to be negotiated at unfavorable prices.

TRANSFER RESTRICTIONS

         The Fund's shares will be subject to transfer restrictions that permit transfers only to persons who satisfy certain net worth requirements or who otherwise meet the standard for a Qualified Investor. Shares may be held only through a broker or dealer that is a party to a shareholder servicing agreement with the Fund. Such brokers and dealers have agreed to note the existence of transfer restrictions on customer confirmations. These brokers and dealers also agreed to implement procedures designed to enable them to form a reasonable belief that all subsequent purchasers of the shares that are clients of the brokers and dealers are Qualified Investors. Your ability to sell your shares will be limited even if a secondary trading market for the shares develops. If you attempt to transfer your shares to someone who is not a Qualified Investor or to an account with a broker or dealer that has not entered into a shareholder servicing agreement with the Fund, the transfer will not be permitted and will be void. Brokers, dealers or the Fund may require substantial documentation in connection with a requested transfer of shares, and you should not expect that you will be able to transfer shares at all. Attempted transfers may require a substantial amount of time to effect.

CONFLICTS OF INTEREST - GENERAL

         Affiliates of the Manager manage assets of U.S.-registered investment companies, unit trusts, private investment funds and institutional accounts. The Fund has no interest in these activities. In addition, the

Manager and its affiliates (including officers and directors of any such affiliate) may invest for their own accounts or for the account of clients with respect to which they have investment discretion in various investment opportunities, including investment partnerships, private investment companies or other investment vehicles in which the Fund will have no interest and which may have interests adverse to the Fund.

CONFLICTS OF INTEREST - RELATIONSHIP WITH THE MANAGER OR INVESTMENT ADVISER

         In the event of a conflict of interest, the Manager will ensure that the conflict is resolved fairly in the best interests of the Fund's shareholders and that investment opportunities will be fairly allocated to its or their respective clients.

REPURCHASE OFFERS

         The Fund will offer to repurchase only a small portion of its shares in each quarter, and there is no guarantee that you will be able to sell all of the Fund shares that you desire to sell in any particular repurchase offer. If a repurchase offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of the shares tendered by each shareholder. The potential for pro-ration may cause some investors to tender more shares for repurchase than they wish to have repurchased.

         The Fund's repurchase policy will have the effect of decreasing the size of the Fund over time from what it otherwise would have been. It may therefore force the Fund to sell assets it would not otherwise sell. It may also reduce the investment opportunities available to the Fund and cause its expense ratio to increase. In addition, because of the limited market for the Fund's venture capital investments, the Fund may be forced to sell its publicly traded securities in order to meet cash requirements for repurchases. This may have the effect of substantially increasing the Fund's ratio of illiquid venture capital investments to liquid investments for the remaining investors.

INVESTMENT IN COMPANIES IN EMERGING INDUSTRIES

         The Fund may invest in the stock of companies in emerging industries. These companies may rely significantly on technological events or advances in their product development, production or operations. The value of the Fund's shares may be susceptible to factors affecting technology and emerging industries and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities. The specific risks faced by companies in emerging industries include:

         o rapidly changing technologies and products that may quickly become obsolete;
         o exposure to a high degree of government regulation, making these companies susceptible to changes in government policy and failures to secure regulatory approvals;
         o cyclical patterns in information technology spending which may result in inventory write-offs;
         o scarcity of management, engineering and marketing personnel with appropriate training;
         o the possibility of lawsuits related to patents and intellectual property;
         o failure to adequately protect patents and intellectual property from use by competitors or potential competitors; and
         o changing investor sentiments and preferences with regard to emerging industry investments (which are generally perceived as risky).

INVESTMENTS IN SMALL COMPANIES

         The Fund plans to invest in the stock of small companies. These investments may present greater opportunity for growth, but there are specific risks associated with investments in small companies, which include:

         o poor corporate performance due to less experienced management, limited product lines, undeveloped markets and/or limited financial resources;
         o less predictable returns due to shorter operating histories, less publicly available information and little or no research by the investment community;

         o reduced or zero liquidity due to small market capitalizations and absence of exchange listings or dealers willing to make a market;
         o increased share price volatility due to the fact that, in periods of investor uncertainty, investor sentiment may favor large, well-known companies over small, lesser-known companies; and
         o reliance, in many cases, on one or two key individuals for management.

INVESTMENTS IN VENTURE CAPITAL COMPANIES

         The Fund may invest a substantial portion of its assets in securities of venture capital companies, which present all the risks of investment in small companies described above plus certain additional risks. Venture capital companies represent highly speculative investments by the Fund. The Manager anticipates that most of the Fund's venture capital investments will be made in "late-stage" companies, but it may invest a significant amount of the Fund's assets in companies in the "seed" or "expansion" stages of development (each of these terms are explained under "Investment Objectives and Principal Strategies
- Venture capital invest ments"). The risks associated with investing in companies in the seed or expansion stages of development are greater than those of companies in the "late" stage, because the companies' business concepts generally are unproven, the companies have little or no track record and the prospect of an IPO is highly contingent upon factors that are often not in the companies' control. For example, since venture capital companies do not file periodic reports with the Securities and Exchange Commission, there is less publicly available information about them than there is for other small companies, if there is any at all. The Fund must therefore rely solely on the Manager to obtain adequate information to evaluate the potential returns from investing in these companies. In addition, venture capital companies tend to rely even more heavily on the abilities of their key personnel than do more mature companies. Competition for qualified personnel and high turnover of personnel are particularly prevalent in venture capital technology companies. The loss of one or a few key managers can substantially hinder or delay a venture capital company's implementation of its business plan. In addition, venture capital companies may not be able to attract and retain qualified managers and personnel.

         The Fund's ability to realize value from an investment in a venture capital company is to a large degree dependent upon the successful completion of the company's IPO or the sale of the venture capital company to another company, which may not occur for a period of several years after the date of the Fund's investment, if ever. There can be no assurance that any of the venture capital companies in which the Fund invests will complete public offerings or be sold, or, if such events occur, as to the timing and values of such offerings or sales. The Fund may also lose all or part of its entire investment if these companies fail or their product lines fail to achieve an adequate level of market recognition or acceptance. Conversely, there can be no assurance that the Fund will be able to identify a sufficient number of desirable venture capital investments. This could cause the Fund to invest substantially less than 50% of its assets, and possibly none of its assets, in venture capital companies.

         Some companies may depend upon managerial assistance or financing provided by their investors. The Fund generally does not intend to provide such managerial assistance. Therefore, the value of its investments may depend upon the quality of managerial assistance provided by other investors. The Fund may provide additional financing to the companies in which it invests, however, and at times may be contractually obligated to do so (that is, the applicable investment agreement may require follow-on investments in certain circumstances) or may determine that it is necessary to do so to protect its economic interests. The value of the Fund's investments may also depend on other investors' ability and willingness to provide financial support to the companies in which the Fund invests.

         The Fund will invest principally in venture capital companies that have already received funding from other sources. These companies may involve special risks, and the economic terms that the Fund obtains from them may be less favorable than if the Fund had invested earlier. For example, preferred stock acquired in later rounds of financing typically has less favorable conversion ratios than preferred stock issued to earlier investors. A lower ratio will tend to reduce the Fund's economic interest upon completion of an IPO.

         Depending on the specific facts and circumstances of a venture capital investment, there may not be a reasonable basis to revalue it for a substantial period of time after the Fund's investment. If a venture capital company does not complete an IPO or a sale to or merger with a public company, there may never be a public market benchmark for valuing the investment and it may be very difficult for the Fund to dispose of its investment, or it may be possible to dispose of the investment only at a substantial loss. The Fund's net asset value per share may change substantially in a short time as a result of developments at the companies in which the Fund invests. Changes in the Fund's net asset value may be more pronounced and more rapid than with other funds because of the Fund's emphasis on venture capital companies that are not publicly traded. The Fund's net asset value per share may change materially from day to day, including during the time between the date a repurchase offer is mailed and the due date for tendering shares, and during the period immediately after a repurchase is completed.

INVESTMENTS IN VENTURE CAPITAL FUNDS

         Venture capital funds involve all the risks of investing in small companies and venture capital companies described in this prospectus, plus certain additional risks. In particular, the Fund must rely upon the judgment of the general partner or other manager of a venture capital fund in selecting the companies in which the venture capital fund invests and in deciding when to sell its investments. A venture capital fund may employ a high degree of leverage, which can magnify any losses incurred by its investors, including the Fund. A venture capital fund will also require the Fund to pay management fees and/or performance fees or allocations to its general partner or manager, which reduce the return to investors, including the Fund and its shareholders. These fees are in addition to the investment management fee and incentive fee paid by the Fund. A venture capital fund may also incur certain costs associated with the evaluation of venture capital investments, includ ing fees of outside legal counsel, which may reduce the Fund's return. Investments in venture capital funds may be highly illiquid. The Fund may not be able to dispose of a venture capital fund holding when it wishes to, or it may be able to do so only at a substantial loss. The Fund may invest up to 5% of its total assets in venture capital funds.

RELIANCE ON KEY PERSONNEL OF PUTNAM

         The Fund's ability to identify and invest in attractive opportunities is dependent upon a relatively small group of individuals who are employed by the Manager, particularly the members of the Putnam Specialty Growth team. If one or more of these individuals leaves Putnam, it may not be able to hire qualified replacements at all, or it may require an extended time to do so. This could prevent the Fund from achieving its investment objective.

INCENTIVE FEE

         The right to the incentive fee may give Putnam reason to select venture capital investments for the Fund that are riskier or more speculative than it would otherwise select if it were paid only its portion of the investment management fee. In addition, since the incentive fee accrual is always calculated based on unrealized gain as well as realized gain on venture capital securities, but the amount of the incentive fee actually payable does not always take unrealized gain into account, the amount of the accrual will normally be greater in any period than the amount actually payable to the Manager.

         The amount of the incentive fee accrual will be based in part on the valuation of the Fund's unsold venture capital investments. Until a venture capital company completes an IPO or is acquired by a public company, the value of an investment in that company must be estimated by the Manager using fair value techniques following procedures approved by the board of trustees. (See "Calculation of Net Asset Value.")

         As the incentive fee is based on the performance of the Fund's private equity investments only, and not the Fund as a whole, if the Fund's venture capital portfolio performs well while its publicly traded portfolio experiences declines in value, the Fund will accrue and may pay an incentive fee even though the overall performance of the Fund may be negative.

         The incentive fee is accrued as a liability of the Fund each day and so reduces the net asset value of all shares. The repurchase price received by an investor whose shares are repurchased in a quarterly repurchase offer will reflect an incentive fee accrual if the Fund has experienced a net gain on its venture capital investments through the date of repurchase. However, the incentive fee accrual may subsequently be reversed if the performance of the Fund's venture capital investments declines. In that case, some or all of the incentive fee accrual borne by the investor will be retained by the Fund. No adjustment to a repurchase price will be made after it has been paid.

         The Fund will not accrue an incentive fee for any year unless all realized and unrealized losses from private equity investments in prior periods have been offset by realized (and, where applicable, unrealized) gains. However, the total amount of any such prior-period losses will be shared equally by all outstanding shares of the Fund. If some shareholders reinvest distributions by the Fund in additional shares, then the number of outstanding shares will increase, and the per-share amount of losses (if any) will be reduced. As a result, if you do not reinvest your distributions, the benefit you receive from prior losses (if any) will be diluted. This means that you may bear a higher percentage incentive fee than you otherwise would if the Fund subsequently begins to accrue an incentive fee.

         For an explanation of the incentive fee calculation, see "Management of the Fund - Incentive fee" and the SAI.

BORROWING; LEVERAGE

         The Fund is authorized to borrow money to fund the purchase of portfolio securities, to meet repurchase requests and for cash management purposes. The Fund may not borrow for the purpose of purchasing additional portfolio securities at any time that borrowings exceed 20% of its total assets, or if such a borrowing would cause the Fund's aggregate borrowings to exceed 20% of its total assets. At any time when borrowings exceed 10% of the Fund's total assets, or when additional borrowing would cause the Fund's aggregate borrowings to exceed 10% of its total assets, the Fund may borrow only to purchase its shares in a periodic tender offer. The Fund will seek to repay borrowings used to meet repurchase requests and for cash management purposes within one year of their incurrence. The use of borrowings for financial leverage involves a high degree of risk.

         To the extent that the Fund uses leverage, the value of its net assets will tend to increase or decrease at a greater rate than if no leverage were employed. If the Fund's investments decline in value, your loss will be magnified if the Fund has borrowed money to make its investments.

         If the Fund does not generate sufficient cash flow from operations, it may not be able to repay borrowings within one year of their incurrence, or it may be forced to sell investments at disadvantageous times in order to repay borrowings. The Fund's performance may be adversely affected if it is not able to repay borrowings (because of the continuing interest expense) or if it is forced to sell investments at disadvantageous times in order to repay borrowings.

         The 1940 Act provides that the Fund may not declare dividends or distributions, or purchase its shares (including in repurchase offers) unless, immediately after doing so, it will have an "asset coverage" of at least 300%. This could prevent the Fund from completing its repurchase offers. For this purpose, an "asset coverage" of 300% means that the Fund's total assets equal 300% of the total outstanding principal balance of indebtedness. Lenders may require the Fund to agree to more restrictive asset coverage requirements as a condition to providing credit to the Fund, and may also limit the extent to which the Fund may hold illiquid securities, reducing the Fund's investment flexibility. If the Fund is unable to make distributions as a result of these requirements, it may no longer qualify as a regulated investment company and could be required to pay additional taxes. The Fund may also be forced to sell investments on unfavorable terms if market fluctuations or other factors reduce its asset level below the level that is required by the 1940 Act or the Fund's loan agreements.

         Successful use of borrowing for financial leverage purposes (that is, to acquire portfolio securities) will depend on the Manager's ability to predict correctly interest rates and market movements, and there is no assurance that a borrowing strategy will be successful during any period in which it is employed.

         The rights of any lenders to the Fund to receive payments of interest or repayments of principal will be senior to those of the holders of the Fund's shares, and the terms of any borrowings may contain provisions that limit certain activities of the Fund, including the payment of dividends (if any) to holders of shares under certain circumstances. Interest payments and fees incurred in connection with borrowings will increase the Fund's expense ratio and will reduce any income the Fund otherwise has available for the payment of dividends. The Fund's obligation to make interest or principal payments on borrowings may prevent the Fund from taking advantage of attractive investment opportunities.

SECTOR CONCENTRATION; NON-DIVERSIFIED STATUS

         The assets of the Fund may consist almost entirely of companies within or related to certain industries such as technology, healthcare, biotechnology, telecommunications and consumer products. If the Fund's portfolio will be concentrated in securities of a small number of companies or in securities of companies in a single industry, the risk of any investment decision is increased. The Manager will seek to reduce the company-specific risk, as opposed to sector-specific risk, of the Fund's portfolio by investing in more than one company in a particular sector, but this may not always be practicable.

         The Fund is classified as a "non-diversified" management investment company under the 1940 Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a "diversified" management investment company. Accordingly, the Fund may be subject to greater risk with respect to its portfolio securities than a "diversified" fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the net asset value of the Fund's shares.

RESTRICTED AND ILLIQUID SECURITIES

         The Fund may invest up to 50% of its assets in restricted securities and other investments that are illiquid. Restricted securities are securities that may not be resold to the public without an effective registration statement under the Securities Act of 1933, as amended, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Over time, more than 50% of the Fund's total assets could be invested in restricted securities and other investments that are illiquid.

         Restricted and other illiquid investments involve the risk that the securities cannot be sold at the time desired by the Fund or at prices approximating the value the Fund has determined. Difficulty in selling illiquid investments could impair the Fund's ability to meet repurchase requests or to pay its fees and expenses (including the investment management fee and incentive fee).

INVESTMENTS IN FOREIGN SECURITIES

         The Fund may invest in the securities of foreign companies. Investments in foreign securities face specific risks, which include:

         o unfavorable changes in currency rates and exchange control regulations;
         o the difficulty of hedging against currency movements, and the related costs;
         o restrictions on, and costs associated with, the exchange of currencies and the repatriation of capital invested abroad;
         o  reduced availability of information regarding foreign companies;
         o foreign companies may be subject to different accounting, auditing and financial standards and to less stringent reporting standards and requirements;
         o reduced liquidity as a result of inadequate trading volume and government-imposed trading restrictions;
         o  the difficulty in obtaining or enforcing a judgment abroad;
         o increased market risk due to regional economic and political instability;
         o  increased brokerage commissions and custody fees;
         o securities markets which are subject to a lesser degree of supervision and regulation by competent authorities;
         o  foreign withholding taxes;
         o  the threat of nationalization and expropriation;
         o  restrictions on the repatriation of assets; and
         o an increased potential for corrupt business practices in certain foreign countries.

USE OF DERIVATIVES

         The Fund may engage in a variety of transactions using "derivatives," such as futures, options, warrants, forwards and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indexes or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as "over-the-counter"). The Fund may use derivatives both for hedging and non-hedging purposes. Although Putnam has the flexibility to use these strategies, it may choose not to for a variety of reasons, even under very volatile market conditions.

         Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management and the Fund will depend on Putnam's ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives may magnify or otherwise increase investment losses to the Fund.

         Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for certain of the Fund's derivatives positions at any time. In fact, many over-the-counter instruments will not be liquid. Over-the-counter instruments also involve the risk that the other party will not meet its obligations to the Fund.

SHORT SALES

         The Fund may effect short sale transactions to hedge its holdings of restricted securities in companies that have conducted IPOs. A short sale involves the sale of a security that is not owned in anticipation of a price decline. If the price declines as anticipated, the security may be repurchased at a lower price to close out the short position. However, if the price of the security sold short increases, the Fund will be forced to repurchase the security at a higher price, thus incurring a loss on the transaction. Since there is no limit on the amount by which a security's price may increase, the potential losses experienced in covering a short sale may be substantial.


                                 USE OF PROCEEDS

         The Fund will invest the net proceeds of the offering in accordance with the Fund's investment objective and policies and principal strategies as soon as practicable after the closing of the offering. Based on current market conditions, the Manager expects that the Fund will be fully invested within 90 days, principally in publicly traded securities. It will take substantially longer than 90 days to meet the Fund's target of investing up to 50% of the proceeds of the offering in private equity investments. This lengthy investment period reflects the facts that: (i) the Fund plans to spend considerable time researching prospective investments; (ii) the venture capital companies in which the Fund plans to invest will be primarily small to medium-sized companies in emerging industries and venture capital companies, each of which may have limited amounts of securities available for purchase; and (iii) the timing and availability of many investment opportunities are beyond the Manager's control. Pending the full investment of the proceeds of the offering in growth equity securities, the proceeds of the offering will be invested in short-term, high quality debt securities. The Fund will pay organizational and offering expenses, estimated to be $[ ], from the proceeds of the offering.

                  INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

LONG-TERM CAPITAL APPRECIATION

         The Fund's investment objective is to seek long-term capital appreciation. Income is not an objective. There can be no assurance that the Fund will achieve its investment objective.

THE FUND MAY CHANGE ITS INVESTMENT STRATEGIES

         The Fund's investment objective is a fundamental policy and may not be changed without the approval of shareholders. Please see the SAI for additional fundamental policies of the Fund. The Fund's principal investment policies and strategies are listed below. The Fund may change any of these non-fundamental investment policies and strategies if the board of trustees believes that doing so would be consistent with the Fund's investment objective of long-term capital appreciation.

CONCENTRATION IN GROWTH STOCKS AND PRIVATELY ISSUED VENTURE CAPITAL INVESTMENTS

         The Fund proposes to achieve its objective by investing at least 80% of its total assets in publicly traded growth stocks and privately issued venture capital investments. The Fund will seek to invest primarily in companies that the Manager believes are high quality and rapidly growing and whose earnings the Manager believes are likely to increase over time. The Manager expects that the Fund's public securities will typically be in the small and middle capitalization ranges (under current market conditions between $250 million and $10 billion), but reserves the right to invest in larger capitalization stocks also. Putnam expects that its venture capital investments will be primarily in companies with privately determined valuations between $25 million and $1 billion. Putnam's investment selection is based on in-depth fundamental research combined with quantitative analysis. The Fund is not limited to investing or concentrating in any single sector, although it may make significant investments in sectors such as technology, healthcare, biotechnology, telecommunications and consumer products if the Manager believes it advisable. In making venture capital investments, the Fund will be especially dependent on the nature and timing of late stage venture capital deal flows in determining sector allocations and concentration.

         The Fund anticipates that it will invest primarily in common stocks, although a substantial portion of the Fund's venture capital investments may be in the form of non-dividend-paying preferred stocks. The Fund may also invest in securities convertible into or exchangeable for common stocks, rights and warrants to purchase common stocks and depository receipts representing an ownership interest in equity securities. The Fund considers all of these securities equity securities for purposes of its investment strategies. The Fund may also invest in non-convertible debt securities or preferred stocks believed to provide opportunities for capital gain.

         The Fund will invest primarily in securities of U.S. issuers, but it may also invest in securities of non-U.S. issuers. The Fund may invest directly in foreign securities or it may invest through depositary receipts, which are certificates issued by a bank or other financial institution that evidence the right to receive the underlying foreign security. Investments in non-U.S. securities involve certain risks in addition to those of technology companies generally. These risks are discussed under "Risk Factors - Investments in foreign securities." The Fund may not invest more than 25% of its total assets in non-U.S. securities, but this limit does not apply to investments in depositary receipts that are listed or quoted in the United States.

VENTURE CAPITAL INVESTMENTS

         The Fund may invest up to 50% of its portfolio in private equity investments. The Fund expects to invest primarily in venture capital companies that it determines to be in the "late-stage" (also referred to as "mezzanine") stage of development, although from time to time the Fund may invest in companies that are in the early ("seed") or expansion stage of development. These terms are explained below. There will normally be no public market for the shares of a venture capital company at the time of the Fund's investment, and there can be no assurance that any planned IPO will be completed. After the proceeds from the offering are invested, the Fund expects to continue to invest a substantial portion of its assets in venture capital companies. It is possible, however, that the Fund will invest only a small portion of its assets, or none at all, in venture capital companies, depending upon the availability of investment opportunities that are deemed attractive by the Manager. The Fund will not make new venture capital investments at any time when its existing venture capital investments exceed 50% of its total assets, but the Fund may, at such times, make additional investments in venture capital companies already represented in its portfolio. After a company has completed an IPO and any related lock-up period (during which insiders of the company are contractually restricted from selling their shares) applicable to the Fund's holding has expired, the Fund will no longer consider that company a venture capital investment for purposes of determining the percentage of its assets that are invested in venture capital companies. However, the Fund's investment in that company will still be subject to an incentive fee, as described under "Management of the Fund - Incentive fee" below.

         Late-stage venture capital investments typically represent the third or fourth round of private financings for a company. The Fund considers a late-stage venture capital investment to be in a company that has, in the opinion of the Manager, developed products, substantially complete management teams and strategic and operating plans in place. The Fund expects that late-stage companies will be planning to undertake an IPO within a period of one to three years. The Fund will seek late-stage companies that offer reasonable valuations, especially relative to public companies. Late-stage companies will typically have small capitalizations and limited or no liquidity; even after an IPO, liquidity may be limited and the Fund generally will be subject to contractual limitations and, at times, regulatory limitations on its ability to sell shares.

         Although the Fund may invest in seed and expansion capital deals, it does not anticipate making substantial investments in these types of transactions. Seed financing is typically a relatively small amount of capital used to test a concept so that start-up capital can be obtained; the term may also extend to companies completing product development and initial marketing. Typically, a company at the seed financing stage has not yet sold its product commercially. Expansion financing is sought by companies that have expended their initial capital (often in developing and market-testing a prototype) and that require funds to initiate full-scale manufacturing and sales. Expansion capital may also provide working capital for the initial expansion of a company that is manufacturing and shipping its product, but that does not yet show a profit. The Fund expects that companies in the early and expansion stages will not conduct an IPO for up to five years, and possibly substantially longer, from the time of initial investment.

         All venture capital investments involve substantial risks. The risks associated with investing in companies in the seed or expansion stages of development are greater than those of companies in later stages, because the companies' business concepts generally are unproven, the companies have little or no track record, and the prospect of an IPO is highly contingent upon factors that are often not in the companies' control. In addition, although the Putnam Specialty Growth team is one of the country's leading emerging growth investment groups, it does not have extensive experience in venture capital investing. Putnam began making late-stage venture capital investments at the beginning of 2000. See "Risk Factors."

         Of the Fund's venture capital investments, up to 5% of the Fund's total assets may be invested in securities of private equity funds such as venture capital funds. These investments may involve relatively high fees, including incentive fees (the Fund will be indirectly paying fees to the manager of such investment funds and their other service providers and to the Manager and the Fund's other service providers on the same assets), and a high degree of risk. See "Risk Factors - Investments in venture capital funds."

         The limitations on the percentage of the Fund's total assets that may be invested in securities of venture capital companies, venture capital funds and securities of non-U.S. issuers apply at the time of investment by the Fund. More than 50% of the Fund's total assets could be invested in private equity investments over time, due to factors such as an increase in the value of the Fund's private equity investments as compared to the value of its publicly traded securities and the sale of liquid securities to fund share repurchases. The Fund will not be required to reduce its investments in these securities if a percentage limit is exceeded as a result of changes in the value of the Fund's portfolio securities or repurchases of the Fund's shares. However, the Fund may not purchase additional securities that are subject to a percentage limitation at any time when the limitation is met or exceeded, except that it may make additional investments in venture capital companies already in its portfolio.

INITIAL INVESTMENT PERIOD

         At the inception of the Fund's operation, the Manager expects that substantially all of the Fund's assets will be invested in publicly traded companies. The Manager expects to sell many of these investments within the first year and reinvest the proceeds in venture capital companies in accordance with the Fund's principal investment strategies, subject to the availability of investment opportunities that are deemed attractive by the Manager. The Fund may incur losses in such short-term investments. Short-term investing involves timing risk in addition to other investing risk, and may be considered speculative. Putnam also expects the Fund's turnover rate for public company investments to be high, as much as two hundred percent or more per year. There can be no assurance as to the timing and extent of the Fund's venture capital investments.

INVESTMENT PROCESS

         The Manager's investment process involves fundamental research and a bottom-up stock selection process, combined with quantitative and qualitative screens. For public securities, the Manager applies a quantitative screening for possible investments and then, after narrowing the universe of potential investments, engages in in-depth fundamental research. Among the variables considered are sales results, income, market/opportunity penetration, competitive position, growth opportunity, regulatory environment, quality of management, operating margins, earnings expectations and potential volatility of earnings.

         Securities are selected for the Fund's portfolio based on relative attractiveness. The inclusion and relative weighting of each security is based on its fundamental attractiveness, expected return, liquidity constraints and sector/industry exposure.

         The investment process for private securities is similar. The Manager applies a qualitative screening process followed by in-depth fundamental research and valuation work. In addition to the types of considerations applicable to public securities noted above, the Manager also considers due diligence materials supplied by prospective companies, the terms of the proposed venture capital investment and the likelihood of an initial public offering in the next few years. The Manager will also perform a valuation analysis based on criteria such as price/earnings ratios of comparable public companies, prices paid for similar companies in business transactions such as mergers and discounted cash flow analysis.

         The Manager will seek venture capital transactions through the relationships Putnam and Thomas H. Lee have with investment banking firms, venture capitalists and other participants in the capital markets. The Manager believes that late stage companies view the Putnam Specialty Growth team as an attractive source of investment in later stage venture capital transactions because the group's investment horizon includes both late stage venture capital and the emerging growth public markets and thus it is likely to be a longer term investor than some other venture capitalists.

CIRCUMSTANCES IN WHICH THE FUND WILL SELL A SECURITY

         While it is the policy of the Fund to hold securities for investment, the Fund will consider selling securities of a company if the Manager believes that:

         o  the company's earnings are disappointing;
         o  the company's stock has reached unsustainable valuation levels; or
         o  the company's underlying fundamentals have deteriorated.

The Fund may also be forced to sell securities to meet its quarterly share repurchase obligation. As a result, the annual portfolio turnover of the Fund may exceed 100%. A high portfolio turnover rate will increase the Fund's expenses. On the other hand, the Fund may invest a significant portion of its assets in venture capital securities having very little liquidity. The Fund may be forced to retain such assets even in circumstances where the Fund's investment policies indicate the assets should be sold. Alternatively, it may have to sell such securities at disadvantageous prices in order to raise cash. See "Risk Factors - Restricted and illiquid securities."

BORROWING; USE OF LEVERAGE

         The Fund is authorized to borrow money to fund the purchase of portfolio securities (including additional investments in venture capital companies in its portfolio), to meet repurchase requests and for cash management purposes. The use of borrowings involves a high degree of risk. See "Risk Factors - Borrowing; leverage." The Fund generally intends to borrow money only in limited circumstances when attractive investment opportunities are available that would further the Fund's investment objective and sufficient liquid resources are not otherwise available, or where Putnam believes it would not be prudent to sell existing portfolio holdings. The Fund will not, in any event, borrow money until the proceeds of the offering are substantially invested in furtherance of the Fund's investment objective. The Fund will seek to repay borrowings used to meet repurchase requests and for cash management purposes within one year of their incurrence. The Fund may not borrow money to pay Fund expenses, including the incentive fee.

         The Fund will not be permitted to borrow at any time that borrowings exceed 20% of its total assets, or if such a borrowing would cause the Fund's aggregate borrowings to exceed 20% of its total assets. In addition, the 1940 Act prohibits the Fund from borrowing for any purpose if, immediately after such borrowing, it will have an "asset coverage" of less than 300%. At any time when borrowings exceed 10% of the Fund's total assets, or when additional borrowing would cause the Fund's aggregate borrowings to exceed 10% of its total assets, the Fund may borrow only to purchase its shares in a periodic tender offer. The 1940 Act also provides that the Fund may not declare dividends or distributions, or purchase its shares (including in repurchase offers) if, immediately after doing so, it will have an "asset coverage" of less than 300%. For this purpose, an "asset coverage" of 300% means that the Fund's total assets equal 300% of the total outstanding principal balance of indebtedness. Lenders may require the Fund to agree to more restrictive asset coverage requirements as a condition to providing credit to the Fund, and may also limit the extent to which the Fund may hold illiquid securities, reducing the Fund's investment flexibility. If the Fund is unable to make distributions as a result of these requirements, it may no longer qualify as a regulated investment company and could be required to pay additional taxes. The Fund may also be forced to sell investments on unfavorable terms if market fluctuations or other factors reduce the asset level below the level that is required by the 1940 Act or the Fund's loan agreements.

         The Fund's willingness to borrow money, and the amount it will borrow, will depend on many factors, the most important of which are investment outlook, market conditions and interest rates. Successful use of borrowing for financial leverage purposes (that is, to acquire portfolio securities) will depend on Putnam's ability to predict correctly interest rates and market movements, and there is no assurance that a borrowing strategy will be successful during any period in which it is employed. As of the date of this prospectus, the Fund did not have any borrowing facility in place.

DERIVATIVES

         The Fund may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. The Fund may use derivatives both for hedging and non-hedging purposes. However, it may also choose not to use derivatives, based on the Manager's evaluation of market conditions or the availability of suitable derivatives.

         Derivatives involve special risks and may result in losses. See "Risk Factors - Use of derivatives." The successful use of derivatives depends on Putnam's ability to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders.

         Other risks arise from the Fund's potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions at any time. In fact, many over-the-counter instruments will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the SAI.

SHORT SALES

         The Fund may effect short sale transactions to hedge its holdings of restricted securities of companies that have conducted IPOs. The potential losses associated with covering short sales are substantial. See "Risk Factors -- Short sales."

POTENTIAL FOR LARGE POSITIONS AND CONTROLLING INTERESTS

         As a non-diversified investment company, the Fund faces few regulatory restrictions on the proportion of its total assets it may invest in the securities of any one company, or on the proportion of its total assets it allocates to control interests in companies. However, the Fund does not intend to invest more than 25% of its total assets in the securities of any one company. The Fund may own a controlling interest in one or more companies, and it (or it and other funds managed by the Manager, Putnam or their affiliates) may own up to 100% of certain companies. However, the Fund does not intend to invest more than 25% of its total assets in controlling interests of companies. Market fluctuations could cause these limits to be exceeded.

DEFENSIVE MEASURES

         The Fund may, from time to time, take temporary defensive positions in cash or short-term debt securities that are inconsistent with its principal strategies in an attempt to moderate extreme volatility caused by adverse market, economic or other conditions. This could prevent the Fund from achieving its investment objective.

OTHER

         The Fund may enter into repurchase agreements with commercial banks and broker-dealers as a short-term cash management tool. The Fund may also lend portfolio securities. Repurchase agreements and stock lending involve certain risks that are described in the SAI.

                             MANAGEMENT OF THE FUND

         The board of trustees provides broad supervision over the affairs of the Fund.

THE MANAGER

         TH Lee, Putnam Capital Management, L.L.C. is the manager of the Fund. As such it has responsibility for providing investment management and fund administration to the Fund.

         The Manager is a newly organized registered investment adviser structured as a limited liability company. A majority of the interest and control of the Manager is held by subsidiaries of Putnam Investments, L.L.C. ("Putnam"). A minority interest is held by TH Lee, Putnam Capital, L.L.C., which is 75% owned by principals of the Thomas H. Lee Partners, L.P. and 25% owned by affiliates of Putnam.

         TH Lee, Putnam Capital, L.L.C. is a joint venture of Putnam and Thomas
H. Lee Partners, L.P. It is intended as the vehicle for the two organizations to jointly develop, offer and manage new types of investment products. The Manager is designed to serve as an investment manager and/or adviser to certain of the investment funds and products developed by the joint venture, including the Fund.

         In addition, the Manager intends to create a Board of Advisors, composed of senior business and venture capital professionals, to advise it on managing the Fund and any similar investment fund, as well as accounts investing in late-stage venture capital investments.

         The Manager is affiliated with The Putnam Advisory Company, L.L.C., which provides investment advice primarily to institutional and international clients. Putnam Investment Management, L.L.C., which serves as investment manager to the Putnam mutual funds; and Putnam Fiduciary Trust Company, which provides investment management services under its fiduciary powers. As of March 31, 2001, Putnam and its affiliates managed $320 billion in assets.

PORTFOLIO MANAGEMENT

         The Fund will be managed by the Putnam Specialty Growth team, which manages emerging growth accounts. The team has eight portfolio managers and eight analysts, including one analyst dedicated to private equity. As of March 31, 2001, the Putnam Specialty Growth team managed $27.1 billion in assets. The following officers of Putnam will have primary responsibility for the day-to-day management of the Fund's portfolio. Their experience as portfolio managers or investment analysts over at least five years is also shown.

   MANAGER                  EXPERIENCE
   -------                  ----------

   Roland W. Gillis         1995 to present:  Putnam Investments
   (Managing Director)      Prior to March 1995:  Keystone Custodian Funds, Inc.

   Michael J. Mufson        1993 to present:  Putnam Investments
   (Managing Director)

         The Manager has created an Investment Committee composed of senior investment professionals from both the Putnam and Thomas H. Lee organizations which will oversee the management of the Fund.

         Although the Putnam Specialty Growth team is one of the nation's leading emerging growth investment groups, it does not have extensive experience in venture capital investing. Putnam began to make late-stage venture capital investments at the beginning of 2000. The Manager believes that investing in late-stage venture capital transactions is a natural extension of investing in growth stocks and IPOs. The Manager believes that the type of analysis applicable to IPOs is comparable to the analysis of late-stage venture investments, and therefore expects to rely on its experience in investing in connection with the Fund's investments in venture capital transactions.

         In addition, the Manager intends to create a Board of Advisors, composed of senior business and venture capital professionals, to advise it on managing the Fund and any similar investment fund, as well as accounts investing in late-stage venture capital investments.

INVESTMENT MANAGEMENT FEE

         The Fund will pay a fee to the Manager for its investment management services at an annual rate of 1.20% of the Fund's average daily net assets. The fee is calculated daily and payable monthly. This investment management fee is materially higher than the advisory fees paid by most U.S. investment companies. In addition, the Fund will pay an incentive fee to the Manager as described below. Very few registered investment companies pay an incentive fee similar to that paid by the Fund, although such fees are common in private venture capital funds.

INCENTIVE FEE

         The following discussion of the incentive fee is only a summary, and is qualified in its entirety by reference to the more complete description contained in the SAI under "Investment Advisory and Other Services - Incentive fee." The calculation of the incentive fee involves complex accounting concepts. The Fund encourages you to consult with your financial adviser regarding this calculation.

         The Fund will pay to the Manager at the end of each calendar year an incentive fee equal to 20% of the aggregate incentive fee base (as defined below), calculated from the commencement of the Fund's operations, less the cumulative amount of incentive fees paid to the Manager in previous years. The Manager has agreed to pay to UBS PaineWebber Inc. as a structuring fee for services in connection with the establishment of the terms and structure of the Fund a portion of the incentive fee, if any, that it receives from the Fund.

         The incentive fee will be earned on the performance of the Fund's private equity holdings only. For this purpose, a private equity holding means a security that was acquired in a private placement and was not, at the time of acquisition, of the same class as a publicly traded security unless the Fund's purchase was subject to a lock up of at least 90 days. For each investment that is subject to an incentive fee, the Manager will calculate an "incentive fee base" each day. The incentive fee base for a security will equal realized gains less realized and unrealized losses until the issuer of the security has completed an initial public offering and any applicable lock-up period has expired and, thereafter, will equal realized and unrealized gains less realized and unrealized losses. The sum of the incentive fee bases for all the Fund's private equity holdings is referred to as the "aggregate incentive fee base." The method of calculating the incentive fee base means that the Fund will not pay any incentive fee on a private equity holding until the Fund sells the holding or the holding becomes freely sellable. However, a decline in the value of a private equity holding at any time may reduce the incentive fee that would otherwise be payable to the Manager.

         The incentive fee is paid annually, but shareholders may have their shares repurchased by the Fund quarterly. The Fund believes it is appropriate for investors whose shares are repurchased to bear their share of the incentive fee for those shares for the period between the last incentive fee payment to the Manager and the date of repurchase. Otherwise, the remaining shares, and thus their shareholders, could pay a disproportionate share of the incentive fee. For this reason, the Fund will calculate a liability for the incentive fee each day based on its performance. The Fund's net asset value will be reduced or increased each day to reflect this calculation. The daily calculation will be made on the same basis as the incentive fee payable to the Manager, except that it will take into account unrealized gains on all private equity investments, whether or not the issuer has completed an IPO or any lock-up period has expired.

         If the Fund's private equity investments are in a net loss situation, there will be no accrual, and no incentive fee will be payable. The accrual will begin again when gains on the Fund's private equity investments have offset prior losses. This is sometimes referred to as a "high water mark" calculation.

         As the incentive fee is based on the performance of the Fund's private equity investments only, and not the Fund as a whole, if the Fund's venture capital portfolio performs well while its publicly traded portfolio experiences declines in value, the Fund will accrue and may pay an incentive fee even though the overall performance of the Fund may be negative. See "Risk Factors - Incentive Fee."

ADMINISTRATIVE SERVICES FEE

         Putnam Fiduciary Trust Company, an affiliate of the Manager, will provide administrative services to the Fund, including fund accounting and the pricing of Fund shares. For these services, the Fund will pay Putnam Fiduciary Trust Company an Administrative Services Fee, calculated daily and payable monthly, equal to 0.25% of the Fund's average daily net assets.

ORGANIZATIONAL EXPENSES

         The Fund will bear and pay for all fees, expenses and disbursements with respect to the establishment of the Fund and the issue of any of its shares. The fees, expenses and disbursements in connection with the establishment of the Fund and the initial issue of its shares are not expected to exceed $[ ]. That amount will be amortized over the first accounting period of the Fund.

         The Fund is responsible for the expenses incurred by it in connection with litigation. The Manager is entitled to recover from the Fund the costs and expenses incurred by it in litigation by or on behalf of the Fund.

         Expenses payable by the Fund include, but are not limited to: (1) auditors' and accountants' fees; (2) lawyers' fees; (3) commissions payable to any placing agent, structuring agent or distributor of the Fund's shares; (4) merchant banking, stockbroking or corporate finance fees, including interest on borrowings; (5) taxes or duties imposed by any fiscal authority; (6) costs of preparation, translation and distribution of all reports, certificates, confirmations of purchase of the Fund's shares and notices to shareholders; (7) custody and transfer expenses; (8) expenses of shareholders' meetings; (9) insurance premiums; (10) any other expenses, including clerical costs of the issue or repurchase of shares; (11) the costs of preparing, printing and/or filing in any language all documents relating to the Fund, including registration statements, explanatory memoranda and annual, semi-annual and extraordinary reports with all authorities (including local securities dealers associations) having jurisdiction over the Fund or the offer of shares of the Fund and the cost of delivering any of the foregoing to the Fund's shareholders;
(12) advertising expenses relating to the distribution of shares of the Fund;
(13) the cost of publication of notices in local newspapers in any relevant jurisdiction; and (14) the fees and expenses of the board of trustees, including premiums for liability insurance.

                                REPURCHASE OFFERS

         The Fund expects that a substantial portion of its investments will be illiquid and does not intend to maintain a significant cash position. For this reason, the Fund is structured as a closed-end fund, which means that you will not have the right to redeem your shares on a daily basis. In addition, the Fund does not expect any trading market to develop for its shares. As a result, if you invest in the Fund you will have very limited opportunity to sell your shares.

         To provide you with a degree of liquidity, and the ability to receive net asset value upon a disposition of your shares, the Fund will make quarterly offers to repurchase its shares. The repurchase offers will be limited to a specified percentage of the Fund's outstanding shares. Shares will be repurchased at their net asset value. The Fund intends to commence the first repurchase offer in January 2002 and to complete it in February 2002. Thereafter, quarterly repurchase offers will commence each January, April, July, and October and will be completed in the following month. The quarterly offers will be made pursuant to a fundamental policy of the Fund that may be changed only with the approval of the Fund's shareholders.

THE FUND WILL OFFER TO REPURCHASE 5% OF ITS OUTSTANDING SHARES EACH QUARTER

         Each quarter, the Fund will offer to repurchase 5% of the number of shares outstanding on the date repurchase requests are due. The board of trustees may establish a larger percentage for any quarterly repurchase offer. However, the percentage will not be less than 5% or more than 25% of the shares outstanding on the date repurchase requests are due.

         When a repurchase offer commences, the Fund will send a notification of the offer to shareholders via their financial intermediaries. The notification will specify, among other things:

         o the percentage of shares that the Fund is offering to repurchase. This will ordinarily be 5%;
         o  the date on which a shareholder's repurchase request is due;
         o the date that will be used to determine the Fund's net asset value applicable to the share repurchase. This is generally expected to be the day on which requests are due but will be no more than 14 days after the repurchase request is due;
         o the date by which shareholders will receive the proceeds from their share sales; and
         o the net asset value of the common stock of the Fund no more than seven days prior to the date of the notification.

         The Fund intends to send this notification approximately 30 days before the due date for the repurchase request. In no event will the notification be sent less than 21 or more than 42 days in advance. Your shares of the Fund must be held through a selected broker or dealer. Certificated shares will not be available, and you will not be able to receive repurchase offers directly from the Fund. A broker or dealer may require additional time to mail the repurchase offer to you, to process your request, and to credit your account with the proceeds of any repurchased shares.

         THE DUE DATE FOR REPURCHASE REQUESTS IS A DEADLINE THAT WILL BE STRICTLY OBSERVED. If your intermediary fails to submit your repurchase request in good order by the due date, you will be unable to liquidate your shares until a subsequent quarter, and you will have to resubmit your request in that quarter. You should be sure to advise your intermediary of your intentions in a timely manner. You may withdraw or change your repurchase request at any point before the due date.

THE FUND'S FUNDAMENTAL POLICIES WITH RESPECT TO SHARE REPURCHASES

         The Fund has adopted the following fundamental policies in relation to its share repurchases, which may only be changed by a majority vote of the outstanding voting securities of the Fund:

         o as stated above, the Fund will make share repurchase offers every three months, pursuant to Rule 23c-3 under the 1940 Act, as it may be amended from time to time, commencing January 2002;

         o the repurchase request due dates will be the [second Friday] of each February, May, August and November or the preceding business day if that day is a New York Stock Exchange, or NYSE, holiday); and
         o there will be a maximum 14 day period between the due date for each repurchase request and the date on which the Fund's net asset value for that repurchase is determined.

PRO RATA PURCHASES OF SHARES IN THE EVENT OF AN OVERSUBSCRIBED REPURCHASE OFFER

         There is no minimum number of shares that must be tendered before the Fund will honor repurchase requests. However, the percentage determined by the board of trustees for each repurchase offer will set a maximum number of shares that may be purchased by the Fund. In the event a repurchase offer by the Fund is oversubscribed, the Fund may, but is not required to, repurchase additional shares, but only up to a maximum amount of two percent of the outstanding shares of the Fund. If the Fund determines not to repurchase additional shares beyond the repurchase offer amount, or if shareholders tender an amount of shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the shares tendered on a pro rata basis.

         If pro-ration is necessary, the Fund will send a notice of pro-ration to selected brokers and dealers on the business day following the due date. The number of shares each investor asked to have repurchased will be reduced by the same percentage. If any shares that you wish to have repurchased by the Fund are not repurchased because of pro-ration, you will have to wait until the next repurchase offer, and your repurchase request will not be given any priority over other investors' requests at this later date. Thus, there is a risk that the Fund may not purchase all of the shares you wish to sell in a given repurchase offer. In anticipation of the possibility of pro-ration, some shareholders may tender more shares than they wish to have repurchased in a particular repurchase offer, thereby increasing the likelihood of pro-ration. THERE IS NO ASSURANCE THAT YOU WILL BE ABLE TO SELL AS MANY OF YOUR SHARES AS YOU DESIRE TO SELL.

         The Fund may suspend or postpone a repurchase offer in limited circumstances, but only with the approval of a majority of the board of trustees, including a majority of the independent trustees.

DETERMINATION OF REPURCHASE PRICE

         The repurchase price payable in respect of a repurchased share will be equal to the share's net asset value on the date specified in the notice. The Fund's net asset value per share may change substantially in a short time as a result of developments at the companies in which the Fund invests. Changes in the Fund's net asset value may be more pronounced and more rapid than with other funds because of the Fund's emphasis on small companies and venture capital companies that are not publicly traded. The Fund's net asset value per share may change materially between the date a repurchase offer is mailed and the due date, and it may also change materially shortly after a repurchase is completed. The method by which the Fund calculates net asset value is discussed under "Calculation of Net Asset Value."

PAYMENT

         The Fund expects to repurchase shares on the next business day after the net asset value determination date. Proceeds will be distributed to intermediaries as specified in the repurchase offer notification, usually on the third business day after repurchase. In any event, the Fund will pay repurchase proceeds no later than seven days after the net asset value determination date.

IMPACT OF REPURCHASE POLICIES ON THE LIQUIDITY OF THE FUND

         From the time the Fund distributes each repurchase offer notification until the net asset value determination date, the Fund must maintain liquid assets at least equal to the percentage of its shares subject to the repurchase offer. For this purpose, liquid assets means assets that may be disposed of in the ordinary course of business at approximately the price at which they are valued or which mature by the repurchase payment date. The Fund is also permitted to borrow money to meet repurchase requests. Borrowing by the Fund involves certain risks for shareholders. See "Risk Factors - Borrowing; leverage."

IN-KIND REPURCHASES

         Under normal conditions, the Fund intends to repurchase its shares in any repurchase offer for cash. However, the Fund reserves the right to pay for all or a portion of its repurchased shares with an in-kind distribution of a portion of its portfolio securities. The Fund might distribute stock of a company in-kind if the Fund's position is large relative to the company's market capitalization or trading volume and the Fund believes that selling its position would adversely affect the price received on sale or the value of the Fund's remaining position in that company. In addition, in some circumstances, the Fund might distribute appreciated assets in-kind if, by doing so, it could avoid triggering a distribution requirement to other shareholders under applicable tax law. The Fund will not make in-kind payments with securities of venture capital companies or with securities of private funds that invest in venture capital companies.

CONSEQUENCES OF REPURCHASE OFFERS

         The Fund believes that repurchase offers will generally be beneficial to the Fund's shareholders, and will generally be funded from available cash or sales of portfolio securities. However, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their shares into a repurchase offer by increasing the Fund's expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling Fund investments, the Fund will hold a larger proportion of its total assets in highly illiquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which would in turn reduce the Fund's net asset value.

         Repurchase offers provide shareholders with the opportunity to dispose of shares at net asset value. There is no assurance that any secondary market for the Fund's shares will develop, and in the event that a secondary market does develop, it is possible that shares would trade in that market at a discount to net asset value. The existence of periodic repurchase offers at net asset value may not alleviate such discount.

         Repurchases of the Fund's shares will tend to reduce the number of outstanding shares and, depending upon the Fund's investment performance, its net assets. A reduction in the Fund's net assets will tend to increase the Fund's expense ratio.

         In addition, the repurchase of shares by the Fund will be a taxable event to shareholders. For a discussion of these tax consequences, see "Taxes."

                         CALCULATION OF NET ASSET VALUE

         The Fund will compute its net asset value on each business day as of the close of regular business of the NYSE, which is generally 4:00 p.m. New York time. Securities owned by the Fund will be valued at current market prices. If reliable market prices are unavailable (e.g., in the case of the Fund's venture capital investments), securities will be valued at fair value as determined in good faith in accordance with procedures approved by the board of trustees. Such fair value will be cost until the Manager determines, pursuant to the Fund's valuation procedures, that such a valuation is no longer fair or appropriate. In such situations, the Fund's investment will be revalued in a manner that the Manager, following procedures approved by the board of trustees, determines best reflects its fair value. When the Fund holds securities of a class that has been sold to the public, fair valuation would often be market value less a discount to reflect contractual or legal restrictions limiting resale. Fair value represents a good faith approximation of the value of an asset and will be used where there is no public market or possibly no market at all for a company's securities. The fair values of one or more assets may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund's net asset value. As a result, the Fund's issuance or repurchase of its shares at net asset value at a time when it owns securities that are valued at fair value may have the effect of diluting or increasing the economic interest of existing shareholders. Fair values assigned to the Fund's investments will also affect the amount of the investment management and incentive fees. See "Risk Factors - Incentive fee." All fair value determinations by the Manager are subject to ratification by the board of trustees.

         The Manager and the board of trustees will consider numerous factors in establishing a fair value for venture capital investments. Factors that relate to the securities of a venture capital company will include the cost of the security; the last available quoted price or traded price, if any, for the security; fundamental analytical data relating to transactions in comparable securities; relationships among various securities and industry-specific indices and evaluation of the forces which influence the market in which the security is purchased and sold; the size of the Fund's position and the liquidity of the market for the security; recent purchases and sales (including new issuances) of the company's securities; pricing by dealers in similar securities; reported prices and the extent of public trading in similar financial instruments of the issuer or comparable securities; pending public offerings by the company; and contractual and regulatory restrictions on the Fund's disposition of the security. Factors that relate to a venture capital company itself will include its financial position and results of operations, including their variance from projections; the company's business and financial plan; its ability to obtain needed financing; changes in economic conditions affecting the company; pending reorganization activity; changes in management; changes in contracts with major customers and distributors; and changes in technology affecting the company's products and services. Certain developments, such as changes in senior management of a company or its capital structure, or removal of legal or contractual restrictions on sale, will cause the Manager to review the valuation of a company's securities immediately. In addition, a combination of developments that are individually less significant may also cause a review of valuation.

         Expenses of the Fund, including the investment management fee, the incentive fee accrual and the costs of any borrowings, are accrued daily and taken into account for the purpose of determining net asset value. The repurchase price received by an investor whose shares are repurchased in a quarterly repurchase offer will reflect an incentive fee accrual if the Fund's private equity investments have experienced a net gain through the date of repurchase. The incentive fee accrual may subsequently be reversed, however, if the Fund's performance declines. In that case, some or all of the incentive fee accrual borne by the investor will be retained by the Fund. No adjustment to a repurchase price will be made after it has been paid. See "Risk Factors - Incentive fee."

         The net asset value per share is computed by dividing (i) the net asset value of the Fund by (ii) the number of shares then outstanding. The net asset value per share will be rounded up or down to the nearest cent.

                                  COMMON SHARES

         The Trust is a series of TH Lee, Putnam Investment Trust (the "Trust"), a newly organized Massachusetts business trust registered under the 1940 Act. The trustees of the Trust, who are referred to as the board of trustees, have authority to issue an unlimited number of shares of the Fund. The shares outstanding are, and those offered hereby when issued will be, fully paid and nonassessable by the Fund, except as set forth in the following paragraph. The Fund's shares have no preemptive, conversion, exchange or redemption rights. Each share has one vote, with fractional shares voting proportionately. The shares are freely transferable.

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Agreement and Declaration of Trust of the Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or by the board of trustees. The Agreement and Declaration of Trust provides for indemnification out of Fund property for all losses and expenses incurred by any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The likelihood of such circumstances is remote.

         The Fund has no present intention of offering additional shares, but it may do so in the future. Other offerings of the Fund's shares, if made, will require approval of the board of trustees. Any additional offering will not be sold at a price per share (exclusive of any sales load) below the then-current net asset value, except in connection with an offering to existing shareholders or with the consent of a majority of the Fund's outstanding shares.

CERTAIN PROVISIONS IN THE AGREEMENT AND DECLARATION OF TRUST

         The Agreement and Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund, or to cause it to engage in certain transactions or to modify its structure. The affirmative vote of at least two-thirds of the outstanding shares of the Fund is required to authorize any of the following actions: (1) merger or consolidation of the Fund; (2) sale of all or substantially all of the assets of the Fund; (3) liquidation or dissolution of the Fund; (4) conversion of the Fund to an open-end investment company; or (5) amendment of the Agreement and Declaration of Trust to reduce the two-thirds vote required to authorize the actions in (1) through (4) above, unless with respect to any of the foregoing such action has been authorized by the affirmative vote of two-thirds of the total number of the board of trustees, in which case the affirmative vote of a majority of the outstanding shares is required. In addition, the Fund's Bylaws provide, among other things, that: nominations for trustees and other shareholder proposals must be made within specified time frames in advance of an annual or special meeting of shareholders and must be accompanied by specified information; special meetings of shareholders may be called at the written request of shareholders holding not less than 50% of the votes entitled to be cast at such a meeting; and only the board of trustees may amend the Bylaws. Some of the foregoing could have the effect of delaying, deferring or preventing changes in control of the Fund.

         The board of trustees have determined that the two-thirds voting requirements described above, which are greater than the minimum requirements under the 1940 Act, are in the best interests of the Fund and its shareholders generally. Reference is made to the Agreement and Declaration of Trust of the Fund, on file with the Securities and Exchange Commission, for the full text of these provisions. These provisions could have the effect of depriving the Fund's shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction, and may have the effect of inhibiting the Fund's conversion to open-end status.

PRINCIPAL SHAREHOLDER

         As of the date of this prospectus, the Manager owned all the outstanding shares of the Fund, which it purchased in connection with the contribution of the initial capital of the Fund. The Manager has represented that such shares were purchased for investment purposes only and will be sold only pursuant to an effective registration statement under the Securities Act of 1933, as amended, or an applicable exemption therefrom.

                               DISTRIBUTION POLICY

         Dividends will be paid at least annually on the common shares in amounts representing substantially all of the net investment income, if any, earned each year. Payments on the common shares will vary in amount, depending on investment income received and expenses of operation. It is likely that many of the companies in which the Fund invests will not pay any dividends, and this, together with the Fund's relatively high expenses, means that the Fund is unlikely to have income or pay dividends. The Fund is not a suitable investment if you require regular dividend income.

         Substantially all of any taxable net capital gain realized on investments will be paid to common shareholders at least annually.

         In addition, depending upon the performance of the Fund's investments, the related growth of the Fund's net assets, and the availability of attractive investment opportunities, the Fund may from time to time make a distribution that constitutes a return of capital for federal income tax purposes. See "Taxes."

         The net asset value of each share that you own will be reduced by the amount of the distributions or dividends that you receive from that share.

AUTOMATIC REINVESTMENT PLAN

         The automatic reinvestment plan is available for any holder of the Fund's common shares who wishes to purchase additional shares using dividends and/or capital gain distributions paid by the Fund. You may elect to:

         o  reinvest 100% of both dividends and capital gain distributions;
         o  receive dividends in cash and reinvest capital gain distributions;
            or
         o  receive both dividends and capital gain distributions in cash.

Your dividends and capital gain distributions will be automatically reinvested if you do not instruct your broker or dealer otherwise. The Fund may limit the extent to which any distributions that are returns of capital may be reinvested in the Fund.

         Shares will be issued to you at their net asset value on the ex-dividend date; there is no sales charge or other charge for reinvestment. You are free to change your election at any time by contacting your broker or dealer, who will inform the Fund. Your request must be received by the Fund before the record date to be effective for that dividend or capital gain distribution.

         The Fund reserves the right to suspend the automatic reinvestment plan at any time and require shareholders to receive all distributions in cash. The Fund may also limit the maximum amount that may be reinvested, either as a dollar amount or as a percentage of distributions. The Fund does not currently expect to suspend or limit the reinvestment plan, but it may determine to do so if the amount being reinvested by shareholders exceeds the available investment opportunities that the Manager considers suitable for the Fund.

         For more information about the Fund's automatic reinvestment plan, call Putnam at 1-800-225-1581.

DISTRIBUTIONS IN-KIND

         The Fund reserves the right to make any distributions in-kind (that is, to distribute securities from its portfolio instead of cash). However, the Fund does not currently intend to make any in-kind distributions, and only securities that are freely transferable will be distributed in-kind.

                                      TAXES

         The Fund intends to qualify and elect to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund will generally be exempt from federal income taxes on net investment income and capital gain distributed to shareholders, as long as at least 90% of the Fund's investment income and net short-term capital gains are distributed to shareholders each year. If the Fund distributes less than an amount equal to the sum of 98% of its ordinary income and 98% of its capital gain net income, then the Fund will be subject to a 4% tax on the undistributed amounts.

         Dividends from net investment income and distributions from net short-term capital gain are taxable as ordinary income and, to the extent attributable to dividends received by the Fund from U.S. corporations, may be eligible for a 70% dividends-received deduction for shareholders that are corporations. Distributions from net capital gain (which is the excess of net long term capital gain over net short term capital loss) are taxable as long-term capital gain, regardless of how long shares in the Fund have been held by the shareholder, and are not eligible for the dividends-received deduction. The tax treatment of dividends and capital gain distributions is the same whether you take them in cash or reinvest them to buy additional Fund shares.

         When you sell Fund shares or have shares repurchased by the Fund, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution.

         The Fund does not intend to operate so as to be permitted to "pass-through" to its shareholders credit for foreign taxes, if any, payable by the Fund.

         Certain foreign currency gains or losses attributable to currency exchange rate fluctuations are treated as ordinary income or loss. Such income or loss may increase or decrease (or possibly eliminate) the Fund's income available for distribution. If, under the rules governing the tax treatment of foreign currency gains and losses, the Fund's income available for distribution is decreased or eliminated, all or a portion of the dividends declared by the Fund may be treated for Federal income tax purposes as a return of capital or, in some circumstances, as capital gains. Generally, a shareholder's tax basis in Fund shares will be reduced to the extent that an amount distributed to such shareholder is treated as a return of capital.

         Each January, you will be sent information on the tax status of any distribution made during the previous calendar year. Because each shareholder's situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.


                                  THE OFFERING

         Putnam Retail Management, L.P. is the distributor of the Fund's shares pursuant to a distribution agreement between the Fund and Putnam Retail Management. Putnam Retail Management is offering the Fund's shares during an initial offering period that terminates on [ ], 2001. The minimum investment is $25,000. Broker-dealers will offer shares of the Fund during the initial offering period at a price of $25.00 per share.

         In the event that all of the shares offered in the initial offering period are not purchased, the Fund intends to offer its shares, at net asset value plus any applicable sales charge, for approximately one year following the initial closing. The Fund may also offer its shares from time to time thereafter, also at net asset value plus any applicable sales charge. Any additional offering of the Fund's shares will be subject to a determination by the Fund's trustees that further investment would be in the Fund's best interest. These investments will generally be accepted at the time the Fund makes its quarterly repurchase offers, the first of which will occur in January 2002. The Fund reserves the right to reject any application for an investment in the Fund.

         The Fund must receive your payment for shares purchased in the initial offering by [ ], 2001, unless Putnam Retail Management extends the initial offering. You should consult with your broker-dealer to ensure that this deadline is met.

         The Fund will have the sole right to accept orders to purchase shares and reserves the right to reject any order in whole or in part.

         No market exists for the Fund's shares. The Fund's shares will not be listed on any securities exchange, and the Fund does not anticipate that a secondary market will develop for its shares. Neither Putnam Retail Management nor any broker-dealer that Putnam Retail Management may select to participate in the initial offering of the Fund's shares intends to make a market in the Fund's shares.

         The Fund has agreed to indemnify Putnam Retail Management against certain liabilities, including liabilities under the Securities Act of 1933, as amended.

SALES CHARGES

         Shares are sold at net asset value plus a front-end sales charge at the time of purchase, as set forth below, through broker-dealers that have entered into a selling group agreement with Putnam. Employees (and family members of employees) of the Manager, Putnam or their affiliates may purchase shares directly from Putnam Retail Management.

                                                                                               Reallowance
                                          Sales Charge                    Sales Charge         to selling
Amount of Purchase               as a % of public offering price   as a % of net asset value    dealers
------------------               -------------------------------   -------------------------    -------
Less than $500,000                            4.50%                          4.71%               4.00%
At least $500,000 but less                    3.50%                          3.63%               3.00%
than $1 million
At least $1.0 million but less                2.50%                          2.56%               2.00%
than $1.5 million
$1.5 million or more                          1.50%                          1.52%               1.00%

         Putnam Retail Management, L.P. will pay from its own resources additional compensation to UBS PaineWebber Inc. in connection with the sale and distribution of the shares of up to 1% of the public offering price of the shares sold by UBS PaineWebber Inc.

SALES CHARGE WAIVERS

         The Fund may sell shares without a sales charge or contingent deferred sales charge to:

         o current and retired trustees of the Trust, officers of the Fund; directors and current and retired U.S. full-time employees of the Manager, Putnam, Putnam Retail Management, their parent corporations and certain corporate affiliates; family members of and employee benefit plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest; and

         o registered representatives and other employees of broker-dealers having sales agreements with Putnam Retail Management; employees of financial institutions having sales agreements with Putnam Retail Management or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of Fund shares; and their spouses and children under 21 (Putnam Retail Management is regarded as the dealer of record for all such accounts).

CONTINUOUS OFFERING

         After the termination date of the initial offering, the Fund may commence a continuous offering of its shares through broker-dealers at a public offering price equal to their net asset value, plus any applicable sales charge. Any continuous offering, if commenced, may be discontinued at any time. The Fund may commence other continuous offerings from time to time in the future. Shares of the Fund may be purchased only from selected broker-dealers during any continuous offering of the Fund's shares.

         The public offering price in a continuous offering will be determined based upon the net asset value next calculated after the Fund accepts a purchase order. Purchase orders received by a broker-dealer or Putnam by the close of regular business on the NYSE (currently 4:00 p.m., New York time), including orders received after the close of regular business on the previous day, and accepted by the Fund before 5:00 p.m., New York time, on the same day will be executed at the net asset value per share calculated as of the close of business on the NYSE on that day. If your purchase order is received after the times indicated above, your order will be executed at the net asset value per share calculated as of the close of business on the NYSE the next business day.

OPENING AN ACCOUNT WITH THE FUND

         To make an investment in the Fund, contact your broker-dealer or other financial intermediary. Accounts may be opened only through the selected broker-dealers. The Fund's shares are not available in certificated form. The Fund's shares may be transferred to an account at another broker-dealer only if that broker-dealer has entered into a selling group agreement with Putnam or its delegate.

SHAREHOLDER SERVICING FEE

         The Fund intends to pay compensation to selected brokers and dealers that are not affiliated with the Fund, the Manager or Putnam that hold shares for their customers in accordance with the several shareholder servicing agreements between the Fund and the brokers and dealers. The shareholder servicing fee is payable quarterly at an annual rate of 0.25% of the average daily value of outstanding shares held by the brokers and dealers for their customers (prorated for shorter periods). The brokers and dealers will provide customary shareholder services, including responding to shareholder questions about the Fund and the transferability of shares, assisting in selecting dividend payment options and assisting the Fund in administering repurchases. In addition, the shareholder servicing agreements provide that the brokers and dealers have implemented procedures designed to enable them to form a reasonable belief that any transferees that are clients of the brokers and dealers are Qualified Investors, including having a statement regarding transfer restrictions on confirmations of sales by them to their customers occurring after the closing, and that each broker and dealer will agree to cooperate in the event of a regulatory audit to determine the Qualified Investor status of the shareholders for whom it holds shares. The amount of the shareholder servicing fee will be reduced or eliminated over time to the extent required by applicable regulations or the requirements of the NASD. Servicing fees will accrue daily as an expense of the Fund.


                INVESTOR QUALIFICATIONS AND TRANSFER RESTRICTIONS

         Shares of the Fund are offered only to investors who are "qualified clients" as defined in Rule 205-3 under the Investment Advisers Act of 1940, as that rule may be amended from time to time. Currently, qualified clients include natural persons and companies that have a net worth (together, in the case of a natural person, with assets held jointly with a spouse) of more than $1,500,000, or who meet the standard for a "qualified purchaser" in the 1940 Act and the rules thereunder. Qualified clients also include persons who have at least $750,000 under management by the Manager, including any amount invested in the Fund, and certain knowledgeable employees who participate in the Manager's investment activities. All of these persons are referred to in this prospectus as "Qualified Investors." Your broker or dealer will require you to complete and sign an investor certification before you may invest. The form of investor certification that you will be asked to sign is included as Appendix A to this prospectus.

         Shares may be transferred only to another Qualified Investor. In addition, shares may be held only through a broker or dealer that is a party to a shareholder servicing agreement with the Fund. Such brokers and dealers have agreed to note the existence of transfer restrictions on confirmations of sales by them to their customers occurring after the closing. These brokers and dealers also agree to implement procedures designed to enable them to form a reasonable belief that transfers between their customers are made only to Qualified Investors. In accordance with the Fund's charter, any purported transfer (i) to an account held through a broker or dealer that is not party to a shareholder servicing agreement with the Fund or (ii) to any person who is not a Qualified Investor (or a person in respect of whose shares any investment adviser to the Fund would, in the opinion of counsel satisfactory to the Fund, be permitted to charge compensation based on a share of the capital gains or capital appreciation, if such person were deemed to be a client of such investment adviser) will be void, and the intended transferee will acquire no rights in the shares sought to be transferred. These transfer restrictions will apply to all transfers, including gifts or bequests of your shares. It will be difficult to sell or transfer your shares in the Fund. You may be unable to sell or transfer shares in the manner or at the time you desire, and you should not expect that you will be able to transfer your shares at all.

                               GENERAL INFORMATION

         The Fund is registered under the 1940 Act as a closed-end, non-diversified management investment company. The Fund was formed under the laws of the Commonwealth of Massachusetts on May 4, 2001 and has no operating history. The Fund's office is located at One Post Office Square, Boston, Massachusetts 02109 and its telephone number is 1-617-292-1000. Management services are provided to the Fund by the Manager. Investment advisory services are provided to the Fund by Putnam. The Fund's custodian and transfer agent is Putnam Fiduciary Trust Company. Its address is One Post Office Square, Boston, Massachusetts 02109.

                                TABLE OF CONTENTS
                     OF STATEMENT OF ADDITIONAL INFORMATION


                                                                           PAGE
                                                                           ----

Additional Investment Policies...........................................   B-2

Trustees and Officers....................................................   B-16

Investment Advisory and Other Services...................................   B-20

Determination of Net Asset Value.........................................   B-22

Experts..................................................................   B-23

Financial Statements.....................................................   B-23

                                                                      APPENDIX A

                 TH LEE, PUTNAM EMERGING OPPORTUNITIES PORTFOLIO

                             Account No.: ________________

                             Broker Name: ________________

                             INVESTOR CERTIFICATION
                             ----------------------

     This certificate relates to TH Lee, Putnam Emerging Opportunities Portfolio (the "Fund") and is given to you as broker with respect to a potential purchase of shares in the Fund.

     I hereby certify that I am a natural person with, or I am signing on behalf of a company with, a net worth (if a natural person, together with assets held jointly with my spouse) of more than the amount specified in Rule 205-3 under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), for a "qualified client" (currently $1,500,000). If I am signing on behalf of a company, I further certify that (A) such company is not a private investment company,* a registered investment company or a business development company or
(B) if such a company, each equity owner can make the certification in the preceding sentence. For purposes of this test, net worth is the fair market value of the assets that I (jointly with my spouse) or such company own(s) other than household effects, less all indebtedness and liabilities of any type (including joint liabilities with any other person). I agree to produce evidence to support the foregoing certification upon request.

     In addition, I hereby confirm that I understand and agree that should I (or the company) purchase shares of the Fund, the following conditions will apply to the ownership and transfer of the shares:

     (1) Shares may be held only through a broker or dealer that has entered into a Shareholder Servicing Agreement with the Fund; and

     (2) Shares may not be transferred except to a person who is a "qualified client," as such term is defined in Rule 205-3 of the Advisers Act, who agrees to hold his, her or its shares through a broker or dealer that has entered into a Shareholder Servicing Agreement with the Fund, and who agrees not to transfer the shares except to another person who is a qualified client and agrees to comply with the foregoing ownership and transfer restrictions.

     I understand that you, the Fund and its manager and investment adviser are relying on the certification and agreements made herein in determining qualification and suitability as an investor in the Fund. I understand that shares of the Fund are not an appropriate investment for, and may not be acquired by, any person who cannot make this certification, and agree to indemnify you and hold you harmless from any liability that you may incur as a result of this certification being untrue in any respect. I understand that it may be a violation of state and federal law for me (or the company) to provide this certification if I know that it is not true. I have read the preliminary or final prospectus for the Fund, including the investor qualification and investor suitability provisions contained therein. I understand that an investment in the Fund involves a considerable amount of risk and that I (or the company) may lose some or all of my (or its) investment. I understand that an investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the shares and should be viewed as a long-term investment. I will promptly advise you if any of the statements herein ceases to be true prior to my (or the company's) purchase of shares.



Date:  ______________                   By: _________________________________

                                        Name: _______________________________
-----------------

* For this purpose, "private investment company" means a company that would be defined as an investment company under Section 3(a) of the Investment Company Act of 1940, as amended, but for the exception provided from the definition by Section 3(c)(1) of such Act (i.e., not more than 100 security owners).

================================================================================


                                10,000,000 SHARES

                                 TH LEE, PUTNAM
                        EMERGING OPPORTUNITIES PORTFOLIO


                                  COMMON SHARES



                                 ---------------



                                   PROSPECTUS

                                         , 2001


                                 ---------------







                                 ---------------


     Until [ ] 2001, all dealers that effect transactions in the common shares, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers' obligation to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

================================================================================

TEXT OF RED HERRING
-------------------

THE INFORMATION IN THIS SAI IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC") IS EFFECTIVE. THIS SAI IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                    SUBJECT TO COMPLETION, DATED MAY 11, 2001




                 TH LEE, PUTNAM EMERGING OPPORTUNITIES PORTFOLIO


                  A SERIES OF TH LEE, PUTNAM INVESTMENTS TRUST

                                __________, 2001

                       STATEMENT OF ADDITIONAL INFORMATION

                             One Post Office Square
                           Boston, Massachusetts 02109

                                 1-617-292-1000




         THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS NOT A PROSPECTUS. THIS SAI RELATES TO AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF TH LEE, PUTNAM EMERGING OPPORTUNITIES PORTFOLIO (THE "FUND"), DATED AS OF THE DATE HEREOF. A COPY OF THE PROSPECTUS MAY BE OBTAINED BY CONTACTING THE FUND AT THE TELEPHONE NUMBER OR ADDRESS SET FORTH ABOVE.







                                TABLE OF CONTENTS


Additional Investment Policies...........................................B - 2
Trustees and Officers....................................................B - 16
Investment Advisory and Other Services...................................B - 20
Determination of Net Asset Value.........................................B - 22
Experts  ................................................................B - 23
Financial Statements.....................................................B - 23

                         ADDITIONAL INVESTMENT POLICIES

         The investment objective and principal investment strategies of the Fund, as well as the principal risks associated with the Fund's investment strategies, are set forth in the prospectus. Certain additional investment information is set forth below.

INVESTMENT RESTRICTIONS

         AS FUNDAMENTAL INVESTMENT RESTRICTIONS, WHICH MAY NOT BE CHANGED WITHOUT A VOTE OF A MAJORITY OF THE FUND'S OUTSTANDING VOTING SECURITIES, THE FUND MAY NOT AND WILL NOT:

         (1) Borrow money or issue preferred shares unless, immediately after issuance, the net assets of the Fund provide asset coverage (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of at least 300% with respect to indebtedness and 200% with respect to preferred stock.

         (2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, the Fund may be deemed to be an underwriter under certain federal securities laws.

         (3) Purchase or sell real estate, although the Fund may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate and securities representing interests in real estate, and the Fund may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

         (4) Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.

         (5) Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements or by lending its portfolio securities.

         (6) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if as a result of such purchase more than 25% of the Fund's total assets would be invested in any one industry.

         (7) Issue any class of securities which is senior to the Fund's common shares, except for permitted borrowings.

         The 1940 Act provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (i) more than 50% of the outstanding Fund shares or (ii) 67% or more of the shares present at a meeting if more than 50% of the outstanding Fund shares are represented at that meeting in person or by proxy.

OTHER OPERATING POLICIES

         Lending of Portfolio Securities. During the time portfolio securities are on loan, the borrower shall pay the Fund any dividends or interest paid on the securities. The Fund may invest the collateral and earn additional income or receive an agreed upon amount of interest income from the borrower. Loans made by the Fund will generally be short-term. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate a loan and regain the right to vote if that were considered important with respect to the investment. The Fund may lose money if a borrower defaults on its obligation to return securities and the value of the collateral held by the Fund is insufficient to replace the loaned securities. In addition, the Fund is responsible for any loss that might result from its investment of the borrower's collateral.

         Foreign Securities. The Fund may invest in securities of non-U.S. issuers. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of investments in U.S. markets.

         In addition, foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls, foreign withholding taxes or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of the Fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

         Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the Fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

         The risks described above, including the risks of nationalization or expropriation of assets, typically are increased in connection with investments in "emerging markets." For example, political and economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

         The currencies of certain emerging market countries have experienced devaluations relative to the U.S. dollar, and future devaluations may adversely affect the value of assets denominated in such currencies. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries.

         In addition, unanticipated political or social developments may affect the value of investments in emerging markets and the availability of additional investments in these markets. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of prospects of an investment in such securities.

         Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

         Foreign Currency Transactions. To manage its exposure to foreign currencies, the Fund may engage without limit in foreign currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options. In addition, the Fund may write covered call and put options on foreign currencies for the purpose of increasing its current return.

         Generally, the Fund may engage in both "transaction hedging" and "position hedging." The Fund may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law. When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received.

         The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. If conditions warrant, for transaction hedging purposes the Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. In addition, for transaction hedging purposes the Fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

         For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the Fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the Fund the right to purchase the currency at the exercise price until the expiration of the option.

         The Fund may engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which the securities the Fund intends to buy are denominated, when the Fund holds cash or short-term investments). For position hedging purposes, the Fund may purchase or sell, on exchanges or in over-the-counter markets, foreign currency futures contracts, foreign currency forward contracts and options on foreign currency futures contracts and on foreign currencies. In connection with position hedging, the Fund may also purchase or sell foreign currency on a spot basis.

         It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

         The Fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The Fund receives a premium from writing a call or put option, which increases the Fund's current return if the option expires unexercised or is closed out at a net profit. The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

         The Fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. TH Lee, Putnam Capital Management, L.L.C., the Fund's manager (the "Manager"), will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the Fund. Cross hedging transactions by the Fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

         The Fund may also engage in non-hedging currency transactions. For example, the Manager may believe that exposure to a currency is in the Fund's best interest but that securities denominated in that currency are unattractive. In that case the Fund may purchase a currency forward contract or option in order to increase its exposure to the currency. In accordance with SEC regulations, the Fund will segregate liquid assets in its portfolio to cover forward contracts used for non-hedging purposes.

         The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

         The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

         There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

         The decision as to whether and to what extent the Fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the Fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the Fund will engage in foreign currency exchange transactions at any given time or from time to time.

         Currency forward and futures contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission ("CFTC"), such as the New York Mercantile Exchange.

         Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward or futures contract, the Fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

         Foreign currency options. In general, options on foreign currencies operate similarly to options on securities and are subject to many of the risks described above. Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the euro, the joint currency of most countries in the European Union.

         The Fund will only purchase or write foreign currency options when the Manager believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of the factors which influence foreign exchange rates and investments generally.

         Settlement procedures. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments. For example, settlement of transactions involving foreign securities or foreign currencies may occur within a foreign country, and the Fund may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

         Foreign currency conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

         Options on Securities. Writing covered options. The Fund may write covered call options and covered put options on optionable securities held in its portfolio, when in the opinion of the Manager such transactions are consistent with the Fund's investment objective(s) and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

         The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

         The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

         The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

         Purchasing put options. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the Fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

         Purchasing call options. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

         Risk Factors in Options Transactions. The successful use of the Fund's options strategies depends on the ability of the Manager to forecast correctly interest rate and market movements. For example, if the Fund were to write a call option based on the Manager's expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the Manager's expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

         When the Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying security, since the Fund will not realize a loss if the security's price does not change.

         The effective use of options also depends on the Fund's ability to terminate option positions at times when the Manager deems it desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

         If a secondary market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

         A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option and the Fund, as option writer, would remain obligated under the option until expiration or exercise.

         Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

         Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

         Convertible Securities. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged.

         The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

         If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security.

         The Fund's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

         The Fund's investments in convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. The Fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the Fund.

         Futures Contracts and Related Options. Subject to applicable law, the Fund may invest without limit in futures contracts and related options for hedging and non-hedging purposes, such as to manage the effective duration of the Fund's portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade - known as "contract markets" - approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

         Although futures contracts (other than index futures) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the Fund is unable to enter into a closing transaction, the amount of the Fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss. In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the CFTC is treated as short-term gain or loss, and 60% is treated as long-term gain or loss.

         Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a contract, the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of Funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

         Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the Fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the Fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker.

         The Fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

         The Fund does not intend to purchase or sell futures or related options for other than hedging purposes, if, as a result, the sum of the initial margin deposits on the Fund's existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the Fund's net assets.

         Options on futures contracts. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. The Fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

         As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

         The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts.

         Risks of transactions in futures contracts and related options. Successful use of futures contracts by the Fund is subject to the Manager's ability to predict movements in various factors affecting securities markets, including interest rates. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

         The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities underlying the futures and options purchased and sold by the Fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. The successful use of these strategies further depends on the Manager's ability to forecast interest rates and market movements correctly.

         There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

         To reduce or eliminate a position held by the Fund, the Fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

         For example, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange ("NYSE"). The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4). If the Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the Fund will lose $1,000 (500 units x loss of $2).

         There are several risks in connection with the use by the Fund of index futures. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Manager will, however, attempt to reduce this risk by buying or selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the securities sought to be hedged.

         Successful use of index futures by the Fund is also subject to the Manager's ability to predict movements in the direction of the market. For example, it is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the portion of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Manager may still not result in a profitable position over a short time period.

         Options on stock index futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

         Options on Indices. As an alternative to purchasing call and put options on index futures, the Fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

         Index Warrants. The Fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the Fund were not to exercise an index warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant.

         The Fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the Fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

         Swap Agreements. The Fund may enter into swap agreements and other types of over-the-counter transactions with broker-dealers or other financial institutions. Depending on their structures, swap agreements may increase or decrease the Fund's exposure to long-or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates or other factors such as security prices or inflation rates. The value of the Fund's swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values or other indices or measures. The Fund's ability to engage in certain swap transactions may be limited by tax considerations.

         The Fund's ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the Fund. Under certain circumstances, suitable transactions may not be available to the Fund, or the Fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities.

         Repurchase Agreements. The Fund may enter into repurchase agreements with commercial banks and broker-dealers as a short-term cash management tool. A repurchase agreement is an agreement under which the Fund acquires a security, generally a U.S. Government obligation, subject to resale at an agreed upon price and date. The resale price reflects an agreed-upon interest rate effective for the period of time the Fund holds the security and is unrelated to the interest rate on the security. The Fund's repurchase agreements will at all times be fully collateralized.

         Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, a decline in value of the underlying securities and a loss of interest. Repurchase agreements are typically entered into for periods of one week or less. The Fund will not enter into repurchase agreements of more than one week's duration if more than 10% of its total assets would be so invested.

         Illiquid Securities. The Fund may invest in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933, as amended (the "Securities Act")) and other securities that are not readily marketable. These may include restricted securities that can be offered and sold only to "qualified institutional buyers" under Rule 144A of the Securities Act. The Fund's investments in venture capital companies will generally be illiquid, although a venture capital investment may become liquid if the company completes an IPO and any contractual restrictions on the Fund's ability to sell its shares terminate. There is no limit to the percentage of the Fund's net assets that may be invested in illiquid securities, but the Manager does not expect that illiquid securities will ordinarily exceed 50% of the Fund's total assets. The Fund will not make new venture capital investments at any time when its existing venture capital investments exceed 50% of its total assets, but the Fund may, at such times, make additional investments in venture capital companies already represented in its portfolio.

         Debt Securities. The Fund does not plan to invest more than 10% of its total assets in debt securities which are not rated within the four highest rating categories by Standard & Poor's Rating Services Inc. or Moody's Investors Services, Inc.

         Temporary Defensive Position. In an attempt to respond to adverse market, economic, political, or other conditions, the Fund may invest up to 100% of its total assets in cash or cash equivalents including, but not limited to, prime commercial paper, bank certificates of deposit, bankers' acceptances or repurchase agreements for such securities and securities of the U.S. Government and its agencies and instrumentalities, as well as cash and cash equivalents denominated in foreign currencies. The Fund's investments in foreign cash equivalents will be limited to those that, in the opinion of the Manager, equate generally to the standards established for U.S. cash equivalents. Investments in bank obligations will be limited at the time of investment to the obligations of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the U.S. Government or state governments, and the obligations of the 100 largest foreign banks in terms of assets with branches or agencies in the United States.

         Share Repurchases. The Fund may not suspend or postpone a repurchase offer except pursuant to a vote of a majority of the trustees, including a majority of the disinterested trustees, and only:

         o If the repurchase would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

         o For any period during which the NYSE or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

         o For any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

         o For such other periods as the SEC may by order permit for the protection of securityholders of the Fund.

         Portfolio Transactions. Investment decisions. Investment decisions for the Fund and for the other investment advisory clients of the Manager and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Manager's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

         Brokerage and research services. Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the 1934 Act) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the Manager receives brokerage and research services and other similar services from many broker-dealers with which the Manager places the Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as economic analysis, investment research and database services, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, performance measurement services, subscriptions, pricing services, quotation services, news services and computer equipment (investment-related hardware and software) utilized by the Manager's managers and analysts. Where the services referred to above are used by the Manager not exclusively for research purposes, the Manager, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their non-research use. Some of these services are of value to the Manager and its affiliates in advising various of their clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The investment management fee paid by the Fund is not reduced because the Manager and its affiliates receive these services even though the Manager might otherwise be required to purchase some of these services for cash.

         The Manager places all orders for the purchase and sale of portfolio investments for the Fund and buys and sells investments for the Fund through a substantial number of brokers and dealers. In so doing, the Manager uses its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Manager, having in mind the Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

         As permitted by Section 28(e) of the 1934 Act, and by the Fund's investment advisory agreement, the Manager may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Manager an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. The Manager's authority to cause the Fund to pay any such greater commissions is subject to such policies as the trustees may adopt from time to time. The Manager does not currently intend to cause the Fund to make such payments. It is the position of the staff of the SEC that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, the Manager will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

         The Fund's investment advisory agreement provides that commissions, fees, brokerage or similar payments received by the Manager or an affiliate in connection with the purchase and sale of portfolio investments of the Fund, less any direct expenses approved by the trustees, shall be recaptured by the Fund through a reduction of the fee payable by the Fund under the investment advisory agreement. The Manager seeks to recapture for the Fund soliciting dealer fees on the tender of the Fund's portfolio securities in the Fund's quarterly repurchase offers. Any such fees which may be recaptured are likely to be minor in amount.

         Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the trustees may determine, the Manager may direct the Manager to consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.


                              TRUSTEES AND OFFICERS

         A listing of the trustees of TH Lee, Putnam Investments Trust (the "Trust") and the officers of the Fund and their business experience for the past five years follows. An asterisk (*) indicates trustees who are "interested persons" of the Fund (as defined by the 1940 Act). Unless otherwise noted, the address of each trustee and officer is One Post Office Square, Boston, Massachusetts 02109.

  Name, (Age) and         Position(s) Held With     Principal Occupation(s)
      Address                     Fund              During the Past 5 Years
 ------------------       ---------------------     ------------------------

Steven Spiegel*           Trustee and President     Senior Managing Director
                                                    Putnam Investments

Thomas H. Lee*            Trustee                   Founder and President
                                                    Thomas H. Lee Partners, L.P.

  Name, (Age) and         Position(s) Held With     Principal Occupation(s)
      Address                     Fund              During the Past 5 Years
 ------------------       ---------------------     ------------------------

Linwood E. Bradford       Vice President            Managing Director
                                                    Putnam Investments

Michael T. Healy          Vice President            Managing Director
                                                    Putnam Investments

Loren Starr               Vice President and        Managing Director
                          Treasurer                 Putnam Investments

William H. Woolverton     Vice President            Managing Director
                          and Clerk                 Putnam Investments

Charles A. Ruys de        Vice President and        Managing Director
Perez                     Assistant Clerk           Putnam Investments

Additional trustees and officers to be added by amendment.

COMPENSATION


                                                                                       Total
                                             Pension or           Estimated         Compensation
                        Aggregate       Retirement Benefits    Annual Benefits     Received From
Name and Position   Compensation from    Accrued as Part of          Upon          Fund and Fund
    with Fund             Fund             Fund Expenses          Retirement          Complex
 ---------------    -----------------   -------------------    ----------------    -------------

Steven Spiegel                --                  0                    0                  --


Thomas H. Lee                 --                  0                    0                  --


                                     -------------

THE MANAGER

         TH Lee, Putnam Capital Management, L.L.C. is the manager of the Fund. As such it has responsibility for providing investment management and fund administration to the Fund.

         The Manager is a newly organized registered investment adviser structured as a limited liability company. A majority of the interest and control of the Manager is held by subsidiaries of Putnam

Investments, L.L.C. ("Putnam"). A minority interest is held by TH Lee, Putnam Capital, L.L.C., which is 75% owned by principals of Thomas H. Lee Partners, L.P. and 25% owned by affiliates of Putnam.

         TH Lee, Putnam Capital, L.L.C. is a joint venture of Putnam and Thomas
H. Lee Partners, L.P. It is intended as the vehicle for the two organizations to jointly develop, offer and manage new types of investment products. The Manager is designed to serve as an investment manager and/or adviser to certain of the investment funds and products developed by the joint venture, including the Fund.

         The Manager intends to create a Board of Advisors, composed of senior business and venture capital professionals, to advise it on managing the Fund and any similar investment fund, as well as accounts investing in late-stage venture capital investments.

PUTNAM AND ITS AFFILIATES

         The Manager is a subsidiary of Putnam Investments, LLC, one of America's oldest and largest money management firms. Putnam has been managing mutual Funds since 1937. An affiliate, the Putnam Advisory Company, LLC, principally manages domestic and foreign institutional accounts and foreign and privately pooled funds. An affiliate, Putnam Investment Management, LLC, manages the Putnam family of mutual funds. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers. At March 31, 2001, Putnam and its affiliates managed $320 billion in assets.

         Putnam Investments, LLC is a holding company which in turn is, except for a minority stake owned by employees, owned by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

         Trustees of the Trust and officers of the Fund who are also officers of Putnam or its affiliates or who are stockholders of Marsh & McLennan Companies, Inc. will benefit from the advisory fees, sales commissions, distribution fees, custodian fees and transfer agency fees paid or allowed by the Fund.

CODE OF ETHICS

         Employees of the Manager, Putnam Retail Management, L.P., officers of the Fund and trustees of the Trust are subject to significant restrictions on engaging in personal securities transactions. These restrictions are set forth in the Codes of Ethics adopted by the Manager (the "Manager's Code of Ethics"), Putnam Retail Management, L.P. ("Putnam's Code of Ethics") and the Fund (the "Fund's Code of Ethics"). The Manager's Code of Ethics, Putnam's Code of Ethics and the Fund's Code of Ethics, in accordance with Rule 17j-1 of the 1940 Act, contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund.

         The Manager's Code of Ethics does not prohibit personnel from investing in securities that may be purchased or held by the Fund. However, the Manager's Code, consistent with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing and requirements established by Rule 17j-1, among other things, prohibits personal securities investments without pre-clearance, imposes time periods during which personal transactions may not be made in certain securities by employees with access to investment information and requires the timely submission of broker confirmations and quarterly reporting of personal securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Putnam's Code of Ethics is substantially similar to the Manager's Code of Ethics.

         The Fund's Code of Ethics incorporates and applies the restrictions of the Manager's Code of Ethics to officers of the Fund and trustees of the Trust who are not affiliated with Putnam Investments. The Fund's Code of Ethics does not prohibit unaffiliated officers and trustees from investing in securities that may be held by the Fund; however, the Fund's Code of Ethics regulates the personal securities transactions of unaffiliated trustees of the Trust, including limiting the time periods during which they may personally buy and sell certain securities and requiring them to submit quarterly reports of personal securities transactions.

         The trustees of the Trust, in compliance with Rule 17j-1, approved the three Codes of Ethics described above and are required to approve any material changes to these Codes. The trustees also provide continued oversight of personal investment policies and annually evaluate the implementation and effectiveness of the Codes of Ethics.

         A copy of each Code of Ethics is on public file with, and is available upon request from, the SEC. The Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Copies of the Codes of Ethics may also be obtained: in the EDGAR database on the SEC's Internet site, http://www.sec.gov; by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov. The address of the SEC's Internet site is provided solely for the information of prospective investors and is not intended to be an active link.

                     INVESTMENT ADVISORY AND OTHER SERVICES

         Subject to the control of the board of trustees of the Trust, the Manager provides day-to-day portfolio management services to the Fund, through the Putnam Specialty Growth team, and administers the Fund's business and other affairs pursuant to a management agreement (the "Management Agreement") approved by the board of trustees and by the shareholders of the Fund.

         All of the officers of the Fund listed above are officers or employees of the Manager, Putnam or their affiliates. Their affiliations with the Fund and with the Manager or Putnam are provided under their principal business occupations.

         The Fund will pay to the Manager (i) an investment management fee at an annual rate of 1.2% of the Fund's average daily net assets and (ii) an incentive fee as described below. Taken together, these fees are materially higher than the advisory fees paid by most U.S. investment companies.

INCENTIVE FEE

         In addition to the investment management fee, the Fund will pay an annual incentive fee to the Manager, calculated as described below. The Fund will accrue a liability for the incentive fee that may be greater than the amount payable by the Fund to the Manager as a result of using a different calculation for determining the accrual. The amount of incentive fees paid to the Manager will not exceed the incentive fees accrued by the Fund.

         The incentive fee that will be paid to the Manager at the end of each calendar year will equal 20% of the aggregate incentive fee base (as defined below), calculated from the commencement of the Fund's operations, less the cumulative amount of incentive fees paid to the Manager in previous years.

         The incentive fee will be earned on the performance of the Fund's private equity holdings only. For this purpose, a private equity holding means a security that was acquired in a private placement and was not, at the time of acquisition, of the same class as a publicly traded security, unless the investment was subject to a lock-up of at least 90 days. For each investment that is subject to an incentive fee, the Manager will calculate an "incentive fee base" each day. The incentive fee base for a security will equal realized gains less realized and unrealized losses until the issuer of the security has completed an initial public offering and any applicable lock-up period has expired and, thereafter, will equal realized and unrealized gains less realized and unrealized losses. The calculation of the incentive fee base means that the Fund will not pay any incentive fee on a private equity holding until the Fund sells the holding or the holding becomes freely sellable. However, a decline in the value of a private equity holding at any time may reduce the incentive fee that would otherwise be payable to the Manager. The sum of the incentive fee bases for all the Fund's private equity holdings is referred to as the "aggregate incentive fee base."

         The incentive fee payable (if any) will be determined as of the last day of the fiscal year. The initial incentive fee payable (if any) will be for the period from commencement of the Fund's operations through December 31, 2001, and subsequent incentive fees (if any) will be payable for each subsequent calendar year (and, if the Fund is liquidated during a calendar year, for the period from January 1 of that year to the date of liquidation). The Manager is under no obligation to repay any incentive fees previously paid by the Fund.

         The Fund will accrue daily a liability for incentive fees payable equal to 20% of the realized and unrealized gains less realized and unrealized losses on the Fund's private equity holdings. At the end of each calendar year, if an incentive fee is paid to the Manager, the amount of the incentive fee accrual will be reduced by the amount paid to the Manager.

         The incentive fee accrual will be based at all times on unrealized as well as realized capital appreciation in order to ensure that investors whose shares are repurchased in a semi-annual repurchase offer bear an appropriate share of the annual incentive fee that may subsequently be payable in respect of an appreciated security. For example, if shares are repurchased at a time when one or more of the Fund's investments has appreciated significantly in value, but an IPO has not yet been completed (or the related lock-up period has not yet expired), the repurchase price will reflect an incentive fee accrual that includes the unrealized appreciation of those investments. If the IPO is later completed (or the related lock-up period expires), that portion of the accrual will become payable to the Manager at the end of the year (subject to the performance of the Fund's other investments). If the incentive fee accrual did not take into account unrealized appreciation, the accrued incentive fee reflected in the repurchase price in the example would not include the appreciation of unsold assets. As a result, the entire incentive fee attributable to the realized gain would later be paid by shareholders who remain in the Fund, and none of it would have been borne by the investor whose shares were repurchased. Of course, it is possible that the incentive fee accrual in the example could subsequently be reversed because of a decline in the value of the appreciated assets or in the Fund's performance generally. In that case, some or all of the incentive fee accrual borne by the investor whose shares were repurchased would be retained by the Fund. No adjustment to a repurchase price will be made after it has been paid.

THE MANAGEMENT AGREEMENT

         Under the Management Agreement, subject to such policies as the trustees may determine, the Manager, at its expense, furnishes continuously an investment program for the Fund, makes investment decisions on behalf of the Fund and administers its business and other affairs. The Manager also furnishes office space and equipment and places all orders for the purchase and sale of the Fund's portfolio securities. The Manager may place Fund portfolio transactions with broker-dealers that furnish the Manager, without cost to it, certain research, statistical and quotation services of value to the Manager and its affiliates in advising the Fund and other clients. In so doing, the Manager may cause the Fund to pay greater brokerage commissions than it might otherwise pay.

         The Manager's compensation under the Management Agreement may be reduced in any year if the Fund's expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the Fund are qualified for offer or sale. The term "expenses" is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest and extraordinary expenses.

         Under the Management Agreement, the Manager may reduce its compensation to the extent that the Fund's expenses exceed such lower expense limitation as the Manager may, by notice to the Fund, declare to be effective. The expenses subject to this limitation are exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expenses. For the purpose of determining any such limitation on the Manager's compensation, expenses of the Fund shall not reflect the application of commissions or cash management credits that may reduce designated Fund expenses.

         The Fund pays all expenses not assumed by the Manager, including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Fund pays the cost of typesetting for its prospectuses and the cost of printing and mailing any prospectuses sent to its shareholders. Putnam Retail Management, L.P. pays the cost of printing and distributing all other prospectuses.

         The Management Agreement provides that the Manager shall not be subject to any liability to the Fund or to any shareholder of the Fund for any act or omission in the course of or connected with rendering services to the Fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

         The Management Agreement may be terminated without penalty by vote of the trustees or by the shareholders of the Fund, or by the Manager, on not more than 60 days' nor less than 30 days' written notice. It may be amended only by a vote of the shareholders of the Fund. The Management Agreement also terminates without payment of any penalty in the event of its assignment. The Management Agreement provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the trustees or the shareholders, and, in either case, by a majority of the trustees who are not "interested persons" of the Manager or the Fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

PRINCIPAL UNDERWRITER

         Putnam Retail Management, L.P. is the principal underwriter of shares of the Fund.

INVESTOR SERVICING AGENT AND CUSTODIAN

         Putnam Investor Services, a division of Putnam Fiduciary Trust Company ("PFTC"), is the Fund's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees that are paid monthly by the Fund as an expense of all its shareholders. The fee paid to Putnam Investor Services is determined on the basis of the number of shareholder accounts, the number of transactions and the assets of the Fund. Putnam Investor Services has won the DALBAR Service Award eight times in the past nine years. In 1997, 1998 and 2000, Putnam Investor Services was the only company to win all three DALBAR Awards: for service to investors, to financial advisors, and to variable annuity contract holders. DALBAR, Inc. an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

         PFTC is the custodian of the Fund's assets. In carrying out its duties under its custodian contract, PFTC may employ one or more subcustodians whose responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments. PFTC and any subcustodians employed by it have a lien on the securities of the Fund (to the extent permitted by the Fund's investment restrictions) to secure charges and any advances made by such subcustodians at the end of any day for the purpose of paying for securities purchased by the Fund. The Fund expects that such advances will exist only in unusual circumstances. Neither PFTC nor any subcustodian determines the investment policies of the Fund or decides which securities the Fund will buy or sell. PFTC pays the fees and other charges of any subcustodians employed by it. The Fund may from time to time pay custodial expenses in full or in part through the placement by Putnam of the Fund's portfolio transactions with the subcustodians or with a third-party broker having an agreement with the subcustodians. The Fund pays PFTC an annual fee based on the Fund's assets, securities transactions and securities holdings and reimburses PFTC for certain out-of-pocket expenses incurred by it or any subcustodian employed by it in performing custodial services.


                        DETERMINATION OF NET ASSET VALUE

         The Fund determines the net asset value per share of each class of shares once each day the NYSE is open. Currently, the NYSE is closed Saturdays, Sundays and the following holidays: New Year's Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The Fund determines net asset value as of the close of regular trading on the NYSE, currently 4:00 p.m. However, equity options held by the Fund are priced as of the close of trading at 4:10 p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by the Fund are priced as of their close of trading at 4:15 p.m.

         Securities for which market quotations are readily available are valued at prices which, in the opinion of Putnam, most nearly represent the market values of such securities. Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain securities are valued at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares of the class outstanding.

         Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities and certain foreign securities. These investments are valued at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

         If any securities held by the Fund are restricted as to resale, Putnam determines their fair value following procedures approved by the trustees. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer. See "Calculation of Net Asset Value" in the prospectus for factors to be considered in the valuation of venture capital investments.

         Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the NYSE. The values of these securities used in determining the net asset value of the Fund's shares are computed in their local currencies as of such times. Currency exchange rates are normally determined at the close of trading in London, England (11:00 a.m., New York time). Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the NYSE. Occasionally, events affecting the value of such securities may occur between the time of the determination of value and the close of the NYSE, which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the trustees.


                                     EXPERTS

         [             ] act as independent auditors for the Fund and in such
capacity will audit the Fund's annual and semi-annual financial statements and financial highlights.



                              FINANCIAL STATEMENTS

                 [FINANCIAL STATEMENTS TO BE FILED BY AMENDMENT]

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

     1.   Financial Statements included in parts A and B.

          (a)  Report of Independent Accountants - to be filed by amendment

               Statement of Assets and Liabilities - to be filed by amendment

               Included in Part C:  None

     2.   Exhibits.

          a.   Form of Amended and Restated Agreement and Declaration of Trust.

          b.   Bylaws

          c.   Not applicable.

          d. (1) Portions of Agreement and Declaration of Trust Relating to Shareholders' Rights.

               (2)  Portions of Bylaws Relating to Shareholders' Rights.

          e.   Registrant's Automatic Reinvestment Plan.*

          f.   Not applicable.

          g. Form of Management Contract between the Registrant and TH Lee, Putnam Capital Management, L.L.C.

          h. (1) Distribution Agreement, dated ________, 2001, between the Registrant and Putnam Retail Management.*

               (2) Sales Agreement.*

               (3) Investor Servicing Agreement dated ______, 2001, between the Registrant and Putnam Fiduciary Trust Company.*

          i.   Not applicable.

          j. Custodian Agreement, dated ______, 2001, between the Registrant and Putnam Fiduciary Trust Company.*

          k.   Not applicable.

          l.   Opinion of Sullivan & Cromwell.*

          m.   Not applicable.

          n.   Consent of Independent Accountants.*

          o.   Not applicable.

          p.   Form of Initial Capital Agreement.*

          q.   Not applicable.

          r.   (1) Fund's Code of Ethics.*

               (2) Manager's Code of Ethics. *

          s. Consent of Thomas H. Lee to be named as a person who may become a Trustee.

--------------------

*        To be filed by amendment.


ITEM 25.  MARKETING ARRANGEMENTS.

     Reference is made to the Distribution Agreement for Registrant's common shares, to be filed in an amendment to this registration statement.

ITEM 26.  OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION.

     The following table sets forth the estimated expenses to be incurred in connection with the offering described in this registration statement.

     Securities and Exchange Commission fee...............$62,500

     Federal taxes........................................$

     State taxes and fees.................................$

     Trustees and transfer agents' fees...................$

     Printing.............................................$

     Accounting fees and expenses.........................$

     Legal fees...........................................$

     Miscellaneous..................................      $
                                                    ----------

     Total................................................$


ITEM 27.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     As of April 30, 2001, TH Lee, Putnam Capital Management, LLC, a Delaware limited liability company, owned 100% of the outstanding shares of the registrant. Putnam Investments, LLC and its affiliates own a majority of the interest in and control TH Lee, Putnam Capital Management, LLC. As of that date, Putnam Investment LLC owned more than 25% of the voting securities of, and may be deemed to control, the following funds:

     Putnam Asia Pacific Fund II
     Putnam Asset Allocation Fund: Conservative Portfolio
     Putnam Balanced Fund
     Putnam Equity Fund 98
     Putnam Equity Fund 2000
     Putnam Financial Services Fund
     Putnam Global Aggressive Growth Fund
     Putnam Growth Fund
     Putnam International Blend Fund
     Putnam International Large Cap Fund
     Putnam International Core Fund
     Putnam International Fund
     Putnam International Fund 2000
     Putnam Latin America Fund
     Putnam Mid Cap Fund 2000
     Putnam U.S. Core Fund

ITEM 28.  NUMBER OF HOLDERS OF SECURITIES.

     As of April 30, 2001, all of the Fund's common shares, par value $0.01 per share, were held by TH Lee, Putnam Capital Management, LLC.

ITEM 29.  INDEMNIFICATION.

Article VIII of the Registrant's Agreement and Declaration of Trust provides as follows:

TRUSTEES, OFFICERS, ETC.

         Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding (a) not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interest of the Trust or (b) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

COMPROMISE PAYMENT

         Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such Covered Person against any liability to the Trust to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

INDEMNIFICATION NOT EXCLUSIVE

         Section 3. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in
Section 2(a)(19) of the 1940 Act (or who has been exempted from being an "interested person" by any rule, regulation or order of the Securities and Exchange Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.


ITEM 30.  BUSINESS AND OTHER CONNECTIONS OF MANAGER AND INVESTMENTS ADVISER.

         Except as set forth below, the directors and officers of the Registrant's Manager have been engaged during the past two fiscal years in no business, vocation or employment of a substantial nature other than as directors or officers of the Manager or investment adviser, as applicable, or certain of their corporate affiliates. Certain officers of the investment adviser serve as officers of some or all of the Putnam funds. The address of the Manager is One Post Office Square, Boston, Massachusetts 02109.


MANAGER'S DIRECTORS AND OFFICERS     NON-PUTNAM BUSINESS AND OTHER CONNECTIONS

Ian Ferguson                         Trustee, Park School, 171 Goddard Avenue, Brookline, MA
Senior Managing Director             02146

Richard G. Leibovitch                Prior to February 1999, Managing Director, J.P. Morgan,
Managing Director                    60 Wall St., New York, NY 10260

James Malone                         Prior to September 2000, Senior Associate, Pioneer Group,
Assistant Vice President             Inc., 60 State Street, Boston, MA 02109

Stacy M. Mills                       Prior to April 1999, Vice President, Manager-Financial
Vice President                       Accounting and Internal Reporting, State Street
                                     Corporation, 225 Franklin Street, Boston, MA 02110

Dirk Morris                          Prior to October 1999, Vice President-Global Strategist,
Managing Director                    Bankers Trust, Chifley Tower, Sydney NSW 2000 Australia

Kathleen M. Moynihan                 Prior to August 1999, Associate, Bell, Boyd & Lloyd, 70
Assistant Vice President             W. Madison St., Chicago, IL 60602

Robert Salvin                        Prior to July 2000, Chief Financial Officer, Really Easy
Senior Vice President                Internet Inc., 3925 W. Braker Lane, Austin, TX 78759;
                                     Prior to January 2000, Managing Director, BancBoston
                                     Robertson Stephens, 100 Federal St., Boston, MA 02110


Steven Spiegel                       Director, Ultra Diamond and Gold Outlet, 29 East Madison
Senior Managing Director             St., Suite 1800, Chicago, IL 60602; Director, FACES New
                                     York University Medical Center, 550 First Avenue, New
                                     York, NY 10016; Trustee, Babson College, One College
                                     Drive, Wellesley, MA 02157

William J. Sullivan                  Prior to June 1999, Executive Director, SBC Warburg
Senior Vice President                Dillon Read, 677 Washington Blvd, Stamford, CT, 06901

Frederick M. Wynn, Jr.,              Prior to June 2000, Senior Equity Analyst, Berger Fund
Vice President                       Associates, 210 University Blvd., Denver, CO 80206; Prior
                                     to March 1999, Research Analyst, Eagle Asset Management,
                                     880 Carillon Parkway, St. Petersberg, FL 33716


ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS.

Persons maintaining physical possessions of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are Registrant's Clerk, William H. Woolverton; Registrant's Manager, TH Lee, Putnam Capital Management, L.L.C.; Registrant's principal underwriter, Putnam Retail Management, L.P.; and Registrant's custodian and transfer agent, Putnam Fiduciary Trust Company. The address of the Clerk, Manager, principal underwriter, custodian and transfer agent is One Post Office Square, Boston, Massachusetts 02109.

ITEM 32.  MANAGEMENT SERVICES.

         None.

ITEM 33.  UNDERTAKINGS

(1) The Registrant undertakes to suspend offering of its shares until it amends its prospectus if (1) subsequent to the effective date of this registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of this registration statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

(2) The Registrant hereby undertakes to file a post-effective amendment with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons, if the Registrant proposes to raise its initial capital under Section 4(a)(3) of the 1940 Act.

(3) The undersigned registrant hereby undertakes that:

         (a) For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as a part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 497 (h) under the Securities Act shall be deemed to be part of the registration statement as of the time it was declared effective.

         (b) For purposes of determining any liability under the Securities Act of 1933, each post effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(4) The undersigned registrant hereby undertakes:

         (a) To file, during any period in which offers or sales are being made, a post-effective amendment to this registration statement:

         (i) To include any prospectus required by Section 10(a)(3) of the Securities Act of 1933;

         (ii) To reflect in the prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the Commission pursuant to Rule 424(b) if, in the aggregate, the changes in volume and price represent no more than a 20 percent change in the maximum aggregate offering price set forth in the "Calculation of Registration Fee" table in the effective registration statement.

         (iii) To include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

         (b) That, for the purpose of determining any liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

         (c) To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

(5) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(6) The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, the Registrant's Statement of Additional Information.

                                     NOTICE


         A copy of the Agreement and Declaration of Trust of TH Lee, Putnam Investment Trust has been filed with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on behalf of the undersigned, thereunto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 11th day of May, 2001.



                                           TH LEE, PUTNAM INVESTMENT
                                           TRUST


                                           By:  /s/ Charles A. Ruys de Perez
                                              ----------------------------------
                                              Name:  Charles A. Ruys de Perez
                                              Title: Vice President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 11th day of May, 2001.


Signature                        Title                 Date
---------                        -----                 ----


/s/ Steven Spiegel
---------------------   Principal Executive            May 11, 2001
Steven Spiegel          Officer; President
                        and Trustee

/s/ Loren Starr
---------------------   Principal Financial            May 11, 2001
Loren Starr             Officer; Vice President
                        and Treasurer

/s/ Michael T. Healy
---------------------   Principal Accounting           May 11, 2001
Michael T. Healy        Officer; Vice President

                                POWER OF ATTORNEY

         We, the undersigned Officers and Trustees of TH Lee, Putnam Investment Trust, hereby severally constitute and appoint Linwood E. Bradford, Charles A. Ruys de Perez and William H. Woolverton and each of them singly, our true and lawful attorneys, with full power to them and each of them, to sign for us, and in our names and in the capacities indicated below, the Registration Statement on Form N-2 of TH Lee, Putnam Investment Trust and any and all amendments to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto our said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

         WITNESS our hands and common seal on the date set forth below.


SIGNATURE                        TITLE                 DATE


/s/ Steven Spiegel
---------------------   Principal Executive            May 3, 2001
Steven Spiegel          Officer; President
                        and Trustee

/s/ Loren Starr
---------------------   Principal Financial            May 7, 2001
Loren Starr             Officer; Vice President
                        and Treasurer

/s/ Michael T. Healy
---------------------   Principal Accounting           May 4, 2001
Michael T. Healy        Officer; Vice President